SUNAMERICA

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                           THE RETIREMENT SPECIALIST
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                          STRATEGIC INVESTMENT SERIES

                                PROSPECTUS 2002


                                                         [LOGO AIG] SUNAMERICA
                                                                    MUTUAL FUNDS




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January 30, 2002                                                     PROSPECTUS
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SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.(R)

                   SUNAMERICA BIOTECH/HEALTH 30 FUND
                   TAX MANAGED EQUITY FUND
                   SUNAMERICA STOCK INDEX FUND
                   SUNAMERICA SCIENCE & TECHNOLOGY FUND


The  Securities  and Exchange  Commission has
not approved or disapproved  these securities
or   passed   upon  the   adequacy   of  this
prospectus.   Any   representation   to   the
contrary is a criminal offense.

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                                TABLE OF CONTENTS
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FUND HIGHLIGHTS ...........................................................    2

SHAREHOLDER ACCOUNT INFORMATION ...........................................   15

MORE INFORMATION ABOUT THE FUNDS ..........................................   24

         FUND INVESTMENT STRATEGIES .......................................   24

         GLOSSARY .........................................................   26

         INVESTMENT TERMINOLOGY ...........................................   26

         RISK TERMINOLOGY .................................................   26

FUND MANAGEMENT ...........................................................   28

FINANCIAL HIGHLIGHTS ......................................................   30


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FUND HIGHLIGHTS
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Q&A

The following questions and answers are designed to give you an overview of SunAmerica Strategic Investment Series, Inc. (the "Company"), and to provide you with information about the Company's separate Funds and about their investment goals, principal investment strategies, and principal investment techniques. Each investment goal may be changed without shareholder approval, although you will receive notice of any change. There can be no assurance that any Fund's investment goal will be met or that the net return on an investment in a Fund will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided in the chart under "More Information About the Funds," on pages 24 and 25 and the glossary that follows on pages 26 and 27.

Q:   WHAT ARE THE FUNDS' INVESTMENT GOALS, PRINCIPAL STRATEGIES AND TECHNIQUES?
A:

                                            PRINCIPAL
                        INVESTMENT          INVESTMENT         PRINCIPAL INVESTMENT
FUND                       GOAL              STRATEGY               TECHNIQUES
----                    ----------          ----------              ----------
SUNAMERICA BIOTECH/     long-term          growth            active trading of equity securities
HEALTH 30 FUND          growth of capital                    of companies principally engaged in
                                                             biotechnology or healthcare,
                                                             without regard to market
                                                             capitalization. Under normal market
                                                             conditions invests, at least 65%,
                                                             in such securities.


TAX MANAGED              high total return  growth           active trading of equity securities
EQUITY FUND              while minimizing   and value        of large and medium-sized U.S.
                         the impact of                       companies while attempting to
                         capital gains                       minimize capital gains distributions
                                                             to shareholders.

SUNAMERICA STOCK         returns that are   index            invests in equity securities
INDEX FUND               similar to the                      of companies included in
                         total return of                     the S&P 500 Index
                         the S&P 500 Index

SUNAMERICA SCIENCE       long-term growth   growth           active trading of equity
& TECHNOLOGY FUND        of capital                          securities of companies expected
                                                             to benefit from the development,
                                                             advancement and application of
                                                             science and technology, without
                                                             regard to market capitalization. Under
                                                             normal market conditions invests, at
                                                             least 65%, in such securities.

ADDITIONAL INFORMATION ABOUT THE SUNAMERICA BIOTECH/HEALTH 30 FUND'S TECHNIQUES

The Fund primarily invests in biotechnology companies and healthcare companies. Biotechnology companies are those principally engaged in the research, development, manufacture, distribution or application of biotechnological products, services or processes, as well as companies believed to benefit significantly from scientific and technological advances in biotechnology. This may include companies involved in such areas as pharmaceuticals, chemicals, medical/surgical, human healthcare, agricultural and veterinary applications, and genetic engineering. Healthcare companies are those principally engaged in research, development, ownership and/or operation of healthcare facilities, franchises or practices, or in the design, manufacture or sale of healthcare-related products or services such as medical, dental and optical products, hardware or services. The relative size of the Fund's investments in biotechnology companies and healthcare companies will vary from time to time. The Fund will invest in 30 to 50 securities, with the number of holdings varying from time to time. The Fund may invest in additional financial instruments for cash management or hedging purposes.

ADDITIONAL INFORMATION ABOUT THE TAX MANAGED EQUITY FUND'S TECHNIQUES

The Tax Managed Equity Fund invests primarily in large and medium-sized U.S. companies (based on market capitalization) which the Fund selects to achieve a blend of growth companies, value companies and companies that have elements of growth and value. The Fund's industry weightings are similar to those of the Standard & Poor's 500 Composite Index or the Index). The Fund can moderately underweight or overweight industries when it believes it will benefit performance.


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     When deemed  appropriate by an Adviser, a Fund may engage in ACTIVE TRADING
     when  it  frequently  trades  its  portfolio   securities  to  achieve  its
     investment goal.

     A "GROWTH" ORIENTED philosophy --that of investing in securities believed to offer the potential for long-term growth of capital--focuses on securities considered to have a historical record of above-average earnings growth; to have significant potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.

     A "VALUE" ORIENTED philosophy--that of investing in securities believed to be undervalued in the market--reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of large, well known companies with solid financial strength that have low price-earnings ratios and may have generally been overlooked by the market.

     An "INDEX" fund generally tries to mirror a target index and its performance. An index fund's performance will not exactly match that of an index because the index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. These differences between an index fund and its index are often called tracking differences.

     MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation. For specific market capitalization ranges, see page 26.
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2
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The Tax Managed  Equity Fund attempts to invest in a tax aware  manner.  This is
designed  to  reduce,  but  not  eliminate,   capital  gains   distributions  to
shareholders. In doing so, the Fund sells securities when the anticipated total return benefit justifies the resulting tax liability. This strategy often includes holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and offsetting gains realized on one security by selling another security at a capital loss. You should realize, however, that the Fund's tax aware strategy does not reduce the tax impact of dividends and other ordinary income received by the Fund, which ultimately will be distributed to you, or affect your potential tax liability if you sell or exchange shares of the Fund. The Fund might not be an appropriate investment for a tax-deferred or tax-exempt investor.

ADDITIONAL INFORMATION ABOUT THE SUNAMERICA STOCK INDEX FUND'S TECHNIQUES

The Fund substantially invests in equity securities of companies included in the S&P 500 Index, which is composed of 500 common stocks chosen by Standard & Poor's Corporation ("S&P"). The S&P 500 Index approximates the general distribution of industries in the U.S. economy and captures the price performance of a large cross-section of the publicly traded stock market. The Index is capitalization-weighted, meaning that it holds each stock in proportion to its total value in the stock market. The Subadviser may endeavor to replicate the Index by purchasing every stock included in the Index, in the same proportions. In the alternative, the Subadviser may invest in a sampling of index stocks by utilizing a statistical technique known as "optimization." See "More Information About the Funds--Risk Terminology."

ADDITIONAL   INFORMATION  ABOUT  THE  SUNAMERICA  SCIENCE  &  TECHNOLOGY  FUND'S
TECHNIQUES

The Fund primarily invests in science and technology companies. Science and technology companies are those expected to benefit from the development, advancement and application of science and technology. This may include companies involved in such areas as electronics (including hardware, software and components), communications, e-commerce (companies doing business through the Internet), information services, media, life sciences and healthcare, environmental services, chemicals and synthetic materials, and defense and aerospace. Investments in companies expected to benefit from technological advances may include companies not directly involved in research and development. Holdings can range from small unseasoned companies developing new technologies to blue chip firms with established track records of developing and marketing technology. The relative size of the Fund's investments within these industries will vary from time to time, and at times any one of these industries may not be represented in the Fund's holdings.


Q:   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

A: The following section describes the principal risks of the Funds, while the chart on pages 24 and 25 describes various additional risks.

RISKS APPLICABLE TO ALL FUNDS

RISKS OF INVESTING IN EQUITY SECURITIES

Each Fund invests primarily in equity securities. As with any equity fund, the value of your investment in a Fund may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may decline under varying market conditions--for example, "growth" stocks may perform poorly under circumstances in which "value" stocks in general have continued to rise. In addition, individual stocks selected for a Fund may underperform the market generally.

ADDITIONAL PRINCIPAL RISKS

Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, SunAmerica or SunAmerica's affiliates, any government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Fund will be able to achieve its investment goal. If the value of the assets of the Fund goes down, you could lose money.

ADDITIONAL RISKS OF SUNAMERICA BIOTECH/HEALTH 30 FUND

RISKS OF NON-DIVERSIFICATION

The Fund is non-diversified, which means that it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, the Fund's risk is increased because the effect of each stock on the Fund's performance is greater.

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RISKS OF INVESTING IN BIOTECHNOLOGY COMPANIES AND HEALTHCARE COMPANIES

To the extent that the Fund invests significantly in issuers conducting business in the same economic sector, those issuers may react similarly to different market pressures and events. Both biotechnology companies and healthcare companies may be significantly affected by government regulations and government approval of products and services, legislative or regulatory changes, patent considerations, intense competition and rapid obsolescence due to advancing technology. As a result, the Fund's returns may be considerably more volatile than a fund that does not invest in biotechnology and/or healthcare companies.

ADDITIONAL RISKS OF SUNAMERICA BIOTECH/HEALTH 30 FUND, TAX MANAGED EQUITY FUND AND SUNAMERICA SCIENCE & TECHNOLOGY FUND

RISKS OF INVESTING IN SMALL-CAP AND MID-CAP COMPANIES

Stocks of small-cap companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as those of larger companies.

ADDITIONAL RISKS OF TAX MANAGED EQUITY FUND

RISKS OF TAX MANAGED INVESTING

Seeking to maximize after-tax returns may require trade-offs that affect pre-tax returns.

ADDITIONAL RISKS OF SUNAMERICA SCIENCE & TECHNOLOGY FUND

RISKS OF INVESTING IN SCIENCE AND TECHNOLOGY COMPANIES

To the extent that the Fund invests significantly in issuers conducting business in the same economic sector, those issuers may react similarly to different market pressures and events. Science and technology companies may be significantly affected by intense competition and rapid obsolescence due to advancing technology. The level of risk will rise to the extent that the Fund has significant exposure to smaller, unseasoned and newly public companies. As a result, the Fund's returns may be considerably more volatile than a fund that does not invest in science and/or technology companies.

                                                                               3

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FUND HIGHLIGHTS
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ADDITIONAL RISKS OF SUNAMERICA STOCK INDEX FUND

RISKS OF INDEX TRACKING VARIATIONS

Index funds generally try to mirror a target index and its performance. An index fund's performance will not exactly match that of an index because the index fund incurs operating expenses and investment overhead as part of its normal operations. An index is an unmanaged group of securities, so it does not have these expenses. The factors that cause an index fund to perform differently from the index it tries to track are called tracking differences. There is no assurance that an index fund can track its target index.

Q:   HOW HAVE THE FUNDS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Funds by showing changes in the Funds' performance from calendar year to calendar year, and compare the Funds' average annual return to those of an appropriate market index. Sales charges are not reflected in the bar charts. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Fund will perform in the future.



SUNAMERICA BIOTECH/HEALTH 30 FUND  (CLASS A)



[REPRESENTATION OF BAR CHART IN PRINTED PIECE.]

    '01
  ------
  -9.18%


During the period shown in the bar chart, the highest return for a quarter was 18.31 (quarter ended June 30, 2001) and the lowest return for a quarter was -19.75% (quarter ended March 31, 2001).

Average Annual Total Returns
(as of the calendar year ended
December 31, 2001)                                            Past One          Since
                                                                Year        Inception***
SunAmerica Biotech/Health 30 Fund*               Class A       -14.37%          -5.33%
                                                 Class B       -14.27%          -4.74%
                                                 Class II      -11.48%          -2.90%
JP Morgan H & Q Healthcare Sector Index**                       -6.05%           8.05%

*    Includes sales charges.

** The JP Morgan H&Q Healthcare Sector Index was established in January 1993. The index uses a capitalization ceiling of 15 billion dollars to prevent skewed performance. The sector includes the groups of biotechnology, pharmaceutical drug delivery, diagnostic and imaging, medical products, physician management, providers and others.

***  Class A, B and II shares commenced offering on June 14, 2000.

                                                                               5


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FUND HIGHLIGHTS
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The  following  Risk/Return  Bar  Charts  and  Tables  illustrate  the  risks of investing in the Funds by showing changes in the Funds' performance from calendar year to calendar year, and compare the Funds' average annual returns to those of an appropriate market index. Sales charges are not reflected in the bar charts. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Fund will perform in the future.



TAX MANAGED EQUITY FUND  (CLASS A)



[REPRESENTATION OF BAR CHART IN PRINTED PIECE.]

     '00      '01
    -----    -----
    -7.51%   -10.80%


During  the 2-year  period  shown in the
bar  chart,  the  highest  return  for a
quarter   was  10.41%   (quarter   ended
December 31, 2001) and the lowest return for a quarter was -12.88% (quarter ended
March 31, 2001).


Average Annual Total Returns
(as of the calendar year                                      Past One        Return Since
ended December 31, 2001)                                        Year          Inception***

Tax Managed Equity Fund*                          Class A      -15.93%          -3.52%
                                                  Class B      -15.81%          -3.17%
                                                  Class II     -13.10%          -2.43%
S&P 500 Index**                                                -11.88%          -1.41%

*    Includes sales charges.

** The S&P 500(R) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

***  Class A, B and II shares commenced offering on March 1, 1999.


6
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SUNAMERICA STOCK INDEX FUND  (CLASS A)(1)


[REPRESENTATION OF BAR CHART IN PRINTED PIECE.]

    '99          '00          '01
  -------     --------    ----------
   20.39%      -9.92%      -12.16%




During  the 3-year  period  shown in the
bar  chart,  the  highest  return  for a
quarter   was  14.39%   (quarter   ended
December 31, 1999) and the lowest return for a quarter was -14.85% (quarter ended
September 30, 2001).

Average Annual Total Returns
(as of the calendar year ended
December 31, 2001)
                                                              Past One   Class A & B Since      Class II
                                                                Year       Inception***    Since Inception***
SunAmerica Stock Index Fund*                     Class A       -16.33%        0.26%                N/A
                                                 Class B       -17.14%       -0.04%                N/A
                                                 Class II      -14.39%         N/A              -17.95%
                                                 Class I           --           --                  --
S&P 500 Index**                                                -11.88%        2.68%             -13.28


(1) Performance information shown is that of the Stock Index Fund, a series of North American Funds (the "NAF Stock Index Series"), which was reorganized into the Fund on November 16, 2001 (the "Stock Index Fund Reorganization"). Performance information shown for periods prior to July 7, 2000 is that of the corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Stock Index Series"), which was reorganized into the NAF Stock Index Series on July 7, 2000. The Fund commenced operations upon consummation of the Stock Index Fund Reorganization. The NAF Stock Index Series and the AGSPC2 Stock Index Series each had the same investment adviser and a substantially similar investment objective, strategies and policies as does the Fund. The annual returns of the shares of the Fund would differ from those of the shares of the NAF Stock Index Series and AGSPC2 Stock Index Series only to the extent that the Fund is subject to different sales charges and expenses. If the Fund's sales charges and expenses were reflected, returns of the Fund's shares would be less than those shown.

*    Includes sales charges.

** The S&P 500(R) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

*** Class A and B shares commenced offering on November 2, 1998. Class I shares commenced offering on July 7, 2000. Class II shares commenced offering on July 17, 2000. On November 16, 2001, upon consummation of the Stock Index Fund Reorganization, Class C shares of the NAF Stock Index Series were reorganized as Class II shares of the Fund.


                                                                               7

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FUND HIGHLIGHTS
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The  following  Risk/Return  Bar  Charts  and  Tables  illustrate  the  risks of investing in the Funds by showing changes in the Funds' performance from calendar year to calendar year, and compare the Funds' average annual returns to those of an appropriate market index. Sales charges are not reflected in the bar charts. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Fund will perform in the future.

SUNAMERICA SCIENCE & TECHNOLOGY FUND  (CLASS B)(1)

[REPRESENTATION OF BAR CHART IN PRINTED PIECE.]

     '01
   -------
   -39.73%



During  the  period  shown  in  the  bar
chart,  the highest return for a quarter
was 34.20%  (quarter  ended December 31,
2001)  and  the  lowest   return  for  a
quarter  was  -39.28%   (quarter   ended
September 30, 2001).

Average Annual Total Returns
(as of the calendar year ended
December 31, 2001)
                                             Past One       Class A Since  Class B Since   Class I Since   Class II Since
                                               Year         Inception***   Inception***     Inception***    Inception***
SunAmerica Science &
  Technology Fund*           Class A            -42.18%          -43.68%            N/A          N/A              N/A
                             Class B            -42.75%             N/A          -43.86%         N/A              N/A
                             Class II           -40.94%             N/A             N/A          N/A           -45.75%
                             Class I            -39.24%             N/A             N/A       -42.08%             N/A
S&P 500 Index**                                 -11.88%           -7.92%          -7.92%       -7.92%          -13.28%

(1) Performance information shown is that of the Science & Technology Fund, a series of North American Funds (the "NAF Stock Index Series"), which was reorganized into the Fund on November 16, 2001 (the "Science & Technology Reorganization"). Performance information shown for periods prior to July 7, 2000 is that of the corresponding series of American General Series
     Portfolio Company 2 (the "AGSPC2 Stock Index Series"), which was reorganized into the NAF Science & Technology Series on July 7, 2000. The Fund commenced operations upon consummation of the Science & Technology Fund Reorganization. The NAF Science & Technology Series and the AGSPC2 Science & Technology Series each had the same investment adviser and a substantially similar investment objective, strategies and policies as does the Fund. The annual returns of the shares of the Fund would differ from those of the shares of the NAF Science & Technology Series and AGSPC2 Science & Technology Series only to the extent that the Fund is subject to different sales charges and expenses. If the Fund's sales charges and expenses were reflected, returns of the Fund's shares would be less than those shown.

*    Includes sales charges.

** The S&P 500(R) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

*** Class A, B and I shares commenced offering on March 1, 2000. Class II shares commenced offering on July 12, 2000. On November 16, 2001, upon consummation of the Science & Technology Fund Reorganization, Class C shares of the NAF Science & Technology Series were reorganized as Class II shares of the Fund.

8

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                                                                               9



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FUND HIGHLIGHTS
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Q:   WHAT ARE THE FUNDS' EXPENSES?

A: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.



                                                                   SUNAMERICA BIOTECH/
                                                                     HEALTH 30 FUND             TAX MANAGED EQUITY FUND
                                                                      -------------             -------------------------
                                                               CLASS A  CLASS B  CLASS II       CLASS A  CLASS B  CLASS II
                                                               -------- -------- --------       -------  -------- ---------
SHAREHOLDER FEES (FEES PAID
 DIRECTLY FROM YOUR INVESTMENT):
Maximum Sales Charge (Load)................................ ....  5.75%    4.00%   2.00%         5.75%     4.00%   2.00%
   Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)(1).......................  5.75%    None    1.00%         5.75%     None    1.00%
   Maximum Deferred Sales Charge (Load)
   (as a percentage of amount redeemed)(2)......................  None     4.00%   1.00%         None      4.00%   1.00%
   Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends..............................  None     None    None          None      None    None
   Redemption Fee(3)............................................  None     None    None          None      None    None
   Exchange Fee.................................................  None     None    None          None      None    None
   Maximum Account Fee..........................................  None     None    None          None      None    None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
   Management Fees..............................................  0.75%    0.75%   0.75%         0.85%     0.85%   0.85%
   Distribution (and/or Service) (12b-1) Fees(4)................  0.35%    1.00%   1.00%         0.35%     1.00%   1.00%
   Other Expenses...............................................  0.64%    0.66%   0.65%         0.40%     0.40%   0.39%
                                                                 -----    -----   -----         -----     -----   -----
Total Annual Fund Operating Expenses
  Before Expense Reimbursement..................................  1.74%    2.41%   2.40%         1.60%     2.25%   2.24%
                                                                 =====    =====   =====         =====     =====   =====
Expense Reimbursement                                             0.19%    0.21%   0.20%         0.15%     0.15%   0.14%
Net Expenses(5).................................................  1.55%    2.20%   2.20%         1.45%     2.10%   2.10%
                                                                 =====    =====   =====         =====     =====   =====

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See page 12 for more information on the CDSCs.

(3)  A $15.00 fee is imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratios set forth above. SunAmerica will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses Before Expense Reimbursement be higher than the net expense ratio. SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

(6) "Other Expenses," "Total Annual Fund Operating Expenses Before Expense Reimbursement" and "Expense Reimbursement" are estimated.

(7) Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.

================================================================================


--------------------------------------------------------------------------------

                 SUNAMERICA
        SCIENCE & TECHNOLOGY FUND(6)                           SUNAMERICA STOCK INDEX FUND(6)
       ------------------------------                          ------------------------------
   CLASS A    CLASS B   CLASS II    CLASS I(7)             CLASS A       CLASS B   CLASS II   CLASS I(7)
----------   ---------  ----------  -----------          -----------   ---------  ---------- -----------

   5.75%      4.00%     2.00%         None                    5.75%         4.00%      2.00%     None

   5.75%      None      1.00%         None                    5.75%         None       1.00%     None

   None       4.00%     1.00%         None                    None          4.00%      1.00%     None

   None       None       None         None                    None          None       None      None
   None       None       None         None                    None          None       None      None
   None       None       None         None                    None          None       None      None
   None       None       None         None                    None          None       None      None




    0.90%      0.90%     0.90%        0.90%                   0.27%         0.27%      0.27%     0.27%

    0.35%      1.00%     1.00%        None                    0.35%         1.00%      1.00%     None

    1.22%      1.04%     1.71%        5.40%                   0.74%         0.66%      1.19%     0.99%
   -----      -----     -----        -----                   -----         -----      -----      -----

    2.47%      2.94%     3.61%        6.30%                   1.36%         1.93%      2.46%     1.26%
   =====      =====     =====        =====                   =====         =====      =====      =====
    0.97%      0.79%     1.46%        4.90%                   0.61%         0.53%      1.06%     0.61%
    1.50%      2.15%     2.15%        1.40%                   0.75%         1.40%      1.40%     0.65%
   =====      =====     =====        =====                   =====         =====      =====      =====


================================================================================


FUND HIGHLIGHTS
--------------------------------------------------------------------------------


EXAMPLE


This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be:


If you redeemed your investment at the end of the periods indicated:


                                                                                  1 Year     3 Years    5 Years    10 Years
                                                                                  -----      ------     ------     -------
                         SUNAMERICA BIOTECH/HEALTH 30 FUND
                         (Class A shares).......................................    $724      $1,036     $1,371     $2,314
                         (Class B shares)*.....................................      623         988      1,380      2,370
                         (Class II shares).....................................      421         781      1,268      2,609

                         TAX MANAGED EQUITY FUND
                         (Class A shares)......................................     $714      $1,007     $1,322     $2,210
                         (Class B shares)*.....................................      613         958      1,329      2,265
                         (Class II shares).....................................      411         751      1,218      2,507

                         SUNAMERICA STOCK INDEX FUND
                         (Class A shares)......................................     $647      $  801     $  968     $1,452
                         (Class B shares)*.....................................      543         743        966      1,502
                         (Class II shares).....................................      341         539        858      1,763
                         (Class I shares)......................................       66         208        362        810

                         SUNAMERICA SCIENCE & TECHNOLOGY FUND
                         (Class A shares)......................................     $719      $1,022     $1,346     $2,263
                         (Class B shares)*.....................................      618         973      1,354      2,318
                         (Class II shares).....................................      416         766      1,243      2,558
                         (Class I shares)......................................      143         443        766      1,680

If you did not redeem your shares:

                                                                                  1 Year     3 Years    5 Years    10 Years
                                                                                  -----      ------     ------     -------
                         SUNAMERICA BIOTECH/HEALTH 30 FUND
                         (Class A shares)....................................       $724      $1,036     $1,371     $2,314
                         (Class B shares)*..................................         223         688      1,180      2,370
                         (Class II shares)..................................         321         781      1,268      2,609

                         TAX MANAGED EQUITY FUND
                         (Class A shares)....................................       $714      $1,007     $1,322     $2,210
                         (Class B shares)*..................................         213         658      1,129      2,265
                         (Class II shares)...................................        311         751      1,218      2,507

                         SUNAMERICA STOCK INDEX FUND
                         (Class A shares)....................................       $647      $  801     $  968     $1,452
                         (Class B shares)*..................................         143         443        766      1,502
                         (Class II shares)..................................         241         539        858      1,763
                         (Class I shares)...................................          66         208        362        810

                         SUNAMERICA SCIENCE & TECHNOLOGY FUND
                         (Class A shares)...................................        $719      $1,022     $1,346     $2,263
                         (Class B shares)*..................................         218         673      1,154      2,318
                         (Class II shares)..................................         316         766      1,243      2,558
                         (Class I shares)...................................         143         443        766      1,680

* Class B shares generally convert to Class A shares approximately eight years after purchase as described in the section entitled "Shareholder Account Information" on page 15. Therefore, expense information for years 9 and 10 is the same for both Class A and B shares.

===============================================================================


-------------------------------------------------------------------------------

Q: HOW HAS THE SUBADVISER TO THE TAX MANAGED EQUITY FUND PERFORMED IN MANAGING ACCOUNTS WITH SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVES, POLICIES AND STRATEGIES TO THAT OF THE TAX MANAGED EQUITY FUND?

A: J.P. Morgan Investment Management, Inc., the Fund's Subadviser, has managed such accounts since 1984. Set forth below is detailed information regarding the composite performance of these accounts.

SUBADVISER'S HISTORICAL PERFORMANCE

Set forth below is historical performance data for all accounts managed by the Fund's Subadviser which have investment objectives and policies similar (although not necessarily identical) to the Fund. The Subadviser has managed the accounts using investment styles and strategies substantially similar to those employed in advising the Fund. THE PERFORMANCE INFORMATION SET FORTH BELOW DOES NOT REPRESENT THE PERFORMANCE OF THE FUND. This information is not a prediction of the Fund's future performance. The Fund's performance may be higher or lower than the performance of the Subadviser's other accounts as presented below.

We have calculated the information in the following manner:

o We have based all the information presented below on data supplied by the Subadviser or Morningstar, Inc. ("Morningstar") which we believe is reliable.

o All of the Subadviser's historical performance information reflects ANNUALIZED TOTAL RETURN over the stated period of time. "Total return" shows how much an investment has increased (decreased) and includes capital appreciation and income. The term "annualized total return" signifies that cumulative total returns for the stated period (i.e., 1, 3, 5, or 10 years) have been adjusted to reflect a rate based on one year.

o In order to present the total return information in a consistent manner, we calculate all returns by linking quarterly total return data on a compounded basis for the relevant number of quarters and annualizing the result over the equivalent number of years.

o The Subadviser's performance is based on composite performance information of multiple accounts calculated in accordance with Performance Presentation Standards of the Association for Investment Management and Research ("AIMR"). AIMR's method of calculating performance differs from that of the Securities and Exchange Commission. Unless otherwise indicated, no one has independently verified or audited the performance data.

o    Performance   figures  for  the  Subadviser  do  not  reflect  all  of  the
     Subadviser's assets under management and do not accurately reflect the performance of all accounts managed by the Subadviser.

o The composite performance return of the Subadviser is reduced by the highest annual investment management fee and expenses charged to any account included in the composite.

o The private accounts contained in the composite are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the private accounts.

o For each period presented, we compare the investment performance for the Subadviser to the average performance of a group of similar mutual funds tracked by Morningstar and the S&P 500 Index. Morningstar calculates its group averages by taking a mathematical average of the returns of the funds included in the group.

o    Returns are shown on a pre-tax basis.

                                                                             ANNUALIZED TOTAL RETURN
                                                          --------------------------------------------------------------
                                                          J.P. MORGAN U.S. TAX AWARE                         S&P 500
Period Ending December 31,                                     DIVERSIFIED CORE       MORNINGSTAR LARGE  COMPOSITE STOCK
2001                                                           EQUITY COMPOSITE*       BLEND CATEGORY     PRICE INDEX**
                                                               -----------------         -----------       ----------
1 Year........................................................      -11.37%                -13.68%          -11.88%
3 Years.......................................................        1.15%                 -0.93%            -1.03%
5 Years.......................................................       12.62%                  8.87%            10.70%
10 Years......................................................       13.87%                 11.31%            12.94%


* Returns reflect the deduction of the highest investment management fees and expenses charged for any account in the composite.

** The S&P 500(R) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

================================================================================


FUND HIGHLIGHTS
-------------------------------------------------------------------------------
NOTES

SUBADVISER PERFORMANCE

The Subadviser's performance is presented as a composite of multiple accounts, including mutual funds, as described above. The Fund's fees and expenses may be greater than those charged by the Subadviser. Accordingly, the Fund's actual performance results may be less.

The Subadviser's historical performance data covers 10 years and reflects the performance of the J.P Morgan U.S. Tax Aware Diversified Core Equity Composite (the "Composite") (which includes two mutual funds, including the Fund). The Composite includes all accounts with investment objectives, policies and strategies substantially similar to those used by the Subadviser in managing the Fund. As of December 31, 2001, the Composite included 302 accounts with aggregate assets of $1.328 billion. The Composite returns were supplied to the Fund by the Subadviser gross of certain fees, but have been adjusted to reflect the highest applicable investment management fees and expenses charged to any account included in the Composite for the reporting period.

MORNINGSTAR LARGE BLEND CATEGORY

Developed by Morningstar, the Morningstar Large Blend Category currently reflects a group of mutual funds which have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those expected for the Fund.

GROWTH OF A $10,000 INVESTMENT

[REPRESENTATION OF LINE GRAPH IN PRINTED PIECE.]

                                                            J.P. Morgan U.S.
            Morningstar Large      S&P 500 Composite      Tax Aware Diversified
             Blend Category        Stock Price Index*     Core Equity Composite
            -----------------      ------------------     ----------------------
1992             10780.8                10761.7                  10936
1993             11984.3                11846.9                  12144
1994             11879.5                12003.6                  12316
1995             15701.9                16514.2                  16937
1996             19000.4                20305.9                  20241
1997             24277.2                27080.6                  26920
1998             29695.7                34819.3                  35435
1999             35725.7                42144.8                  43316
2000             33327.1                38307.4                  41371
2001             28830.5                33754.7                  36667

*The S&P 500(R) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.


NOTE

GROWTH OF A $10,000 INVESTMENT

The "Growth of $10,000" chart reflects 10 years of performance data for the J.P. Morgan U.S. Tax Aware Diversified Core Equity Composite. The returns for the J.P. Morgan U.S. Tax Aware Diversified Core Equity Composite are net of highest applicable expense and on pre-tax basis.

===============================================================================


SHAREHOLDER ACCOUNT INFORMATION
-------------------------------------------------------------------------------

SELECTING A SHARE CLASS


Each Fund offers a number of classes of shares through this Prospectus, including Class A, Class B, Class II and Class I shares.

Each class of shares has its own cost structure, so you can choose the one best suited to your investment needs. An investor may purchase Class B shares up to $500,000 in any one purchase. Your broker or financial advisor can help you determine which class is right for you.

           CLASS A                           CLASS B                         CLASS II                      CLASS I

 o    Front-end sales charges,     o    No front-end sales        o    Front-end sales charge,     o    Offered exclusively to
      as described below. There         charge; all your money         as described below.              certain institutions.
      are several ways to               goes to work for you
      reduce these charges,             right away.               o    Higher annual expenses
      also described below.                                            than Class A shares.        o    Also offered to the
                                   o    Higher annual expenses                                          SunAmerica Aggressive
 o    Lower annual expenses             than Class A shares.      o    Deferred sales charge on         Growth, Moderate Growth
      than Class B or Class II                                         shares you sell within           and Conservative Growth
      shares.                      o    Deferred sales charge on       eighteen months of               LifeStage Funds, which
                                        shares you sell within         purchase, as described           are fund of funds.
                                        six years of purchase, as      below.
                                        described below.                                           o    No sales charges.
                                                                  o    No conversion to Class A.
                                   o    Automatic conversion to
                                        Class A shares                                             o    Lower annual expenses
                                        approximately eight years                                       than Class A, B or II
                                        after purchase.                                                 Shares.

                                   o    Purchases in an amount
                                        over $500,000 are
                                        generally not permitted;
                                        you should consult with
                                        your financial adviser to
                                        determine whether other
                                        share classes are more
                                        beneficial given your
                                        circumstances.

CALCULATION OF SALES CHARGES

CLASS A. Sales Charges are as follows:

                                                                 Sales Charge                Concession to Dealers
                                                           --------------------------------------------------------
                                                             % OF         % OF NET                   % OF
                                                           OFFERING        AMOUNT                  OFFERING
YOUR INVESTMENT                                              PRICE        INVESTED                   PRICE
                                                           --------------------------------------------------------
Less than $50,000.........................................   5.75%          6.10%                    5.00%
$50,000 but less than $100,000............................   4.75%          4.99%                    4.00%
$100,000 but less than $250,000...........................   3.75%          3.90%                    3.00%
$250,000 but less than $500,000...........................   3.00%          3.09%                    2.25%
$500,000 but less than $1,000,000.........................   2.10%          2.15%                    1.35%
$1,000,000 or more........................................   None           None                     1.00%

INVESTMENTS OF $1 MILLION OR MORE. Class A shares are available with no front-end sales charge. However, a 1% CDSC is imposed on any shares you sell within one year of purchase and a 0.50% CDSC is charged on any shares you sell after the first year and within the second year after purchase.

CLASS B. Shares are offered at their net asset value per share, without any front-end sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:

                     Years after purchase            CDSC on shares being sold

                     1st year...................     4.00%
                     2nd year...................     4.00%
                     3rd and 4th year...........     3.00%
                     5th year...................     2.00%
                     6th year...................     1.00%
                     7th year and thereafter....     None

If you purchased Class B shares of a Fund prior to January 2, 2002, the CDSC schedule applicable at the time you originally purchased the shares will continue to apply. Any Class B shares purchased on or after January 2, 2002 will be subject to the CDSC schedule described above.

================================================================================


SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------


Class II. Sales Charges are as follows:

     Sales Charge                Concession to Dealers
------------------------------------------------------
  % OF        % OF NET                   % OF
OFFERING       AMOUNT                  OFFERING
  PRICE       INVESTED                   PRICE
------------------------------------------------------
  1.00%         1.01%                    1.00%

There is also a CDSC of 1% on shares you sell within 18 months after you buy them.

DETERMINATION OF CDSC. Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.


If you acquired your Class B or Class II shares in connection with the reorganization of a North American Fund into your Fund, the CDSC schedule applicable at the time you originally purchased your shares will continue to apply (even if you exchange your shares of another fund distributed by SunAmerica Capital Services, Inc.). Any Class B or Class II shares that you purchase subsequent to the reorganization will be subject to the CDSC schedule described above. See the Statement of Additional Information for information on the CDSC schedule imposed by North American Funds that may continue to be applicable to your shares.

FOR PURPOSES OF THE CDSC, WE COUNT ALL PURCHASES YOU MAKE DURING A CALENDAR MONTH AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH.

SALES CHARGE REDUCTIONS AND WAIVERS

WAIVERS FOR CERTAIN INVESTORS. Various individuals and institutions may purchase Class A shares without front-end sales charges, including:

     o financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing Fund shares in fee-based investment products under an agreement with SunAmerica Capital Services, Inc. (this waiver may also apply to front-end sales charges of Class II shares)

     o    participants  in  certain   retirement   plans  that  meet  applicable
          conditions, as described in the Statement of Additional Information

     o Fund Directors and other individuals, and their families, who are affiliated with a Fund or any fund distributed by SunAmerica Capital Services, Inc.

     o selling brokers and their employees and sales representatives and their families


We will generally waive the front-end sales charge for Class II shares purchased through certain financial intermediaries that maintain omnibus accounts and have executed an agreement with SunAmerica Capital Services, Inc. to sell Class II shares with no front-end sales charge.

We will generally waive the CDSC for CLASS B or CLASS II shares in the following cases:

     o    within one year of the shareholder's death or becoming disabled

     o taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which SunAmerica Fund Services, Inc. serves as a fiduciary and in which the plan participant or accountholder has attained the age of 59 1/2 at the time the redemption is made

     o Fund Directors and other individuals, and their families, who are affiliated with a Fund or any fund distributed by Sunamerica Capital Services, Inc.

     o to make payments through the Systematic Withdrawal Plan (subject to certain conditions)

REDUCING YOUR CLASS A SALES CHARGES. There are several special purchase plans that allow you to combine multiple purchases of Class A shares of Funds distributed by SunAmerica Capital Services, Inc. to take advantage of the breakpoints in the sales charge schedule. For information about the "Rights of Accumulation," "Letter of Intent," "Combined Purchase Privilege," and "Reduced Sales Charges for Group Purchases," contact your broker or financial advisor, or consult the Statement of Additional Information.

TO UTILIZE: IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION OR CDSC WAIVER, CONTACT YOUR BROKER OR FINANCIAL ADVISOR.

REINSTATEMENT PRIVILEGE. If you sell shares of a Fund, within one year after the sale, you may invest some or all of the proceeds of the sale in the same share class of the Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after selling such shares. If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale. This may impact the amount of gain or loss recognized on the previous sale for tax purposes. All accounts involved must be registered in the same name(s).

DISTRIBUTION AND SERVICE FEES

Each class of shares (other than Class I) of each Fund has its own 12b-1 plan that provides for distribution and account maintenance and service fees (payable to SunAmerica Capital Services, Inc.) based on a percentage of average daily net assets, as follows:

                                                 ACCOUNT MAINTENANCE AND
  CLASS               DISTRIBUTION FEE                 SERVICE FEE
    A                       0.10%                         0.25%
    B                       0.75%                         0.25%
    II                      0.75%                         0.25%

Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, SunAmerica Capital Services, Inc. is paid a fee of 0.25% of average daily net assets of Class I shares in compensation for providing additional shareholder services to Class I shareholders.

OPENING AN ACCOUNT (Classes A, B, and II)

1.   Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investment for each class of each Fund is as follows:

       o non-retirement account: $500

       o retirement account: $250

       o dollar cost averaging: $500 to open; you must invest at least $25 a month

     The minimum subsequent investment for a Fund is as follows:

       o non-retirement account: $100

       o retirement account: $25

3.   Complete  the  appropriate  parts  of the  Account  Application,  carefully following the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125.

4. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

5. Make your initial investment using the chart on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.

================================================================================


SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------


BUYING SHARES (CLASSES A, B AND II)


OPENING AN ACCOUNT                                    ADDING TO AN ACCOUNT
BY CHECK
---------------------------------------------------------------------------------------------------------
o  Make out a check for the  investment  amount,    o    Make out a check  for the  investment  amount
   payable to the  specific  Fund or  SunAmerica         payable to the  specific  Fund or  SunAmerica
   Funds.  An  account  cannot be opened  with a         Funds.  Shares  cannot  be  purchased  with a
   SunAmerica  Money  Market Fund or  SunAmerica         SunAmerica  Money  Market Fund or  SunAmerica
   Municipal Money Market Fund check.                    Municipal Money Market Fund check.\

o  Deliver the check and your completed  Account
   Application   (and    Supplemental    Account    o    Include the stub from your Fund  statement or
   Application, if applicable) to your broker or         a note  specifying the Fund name,  your share
   financial advisor, or mail them to:                   class, your account number and the name(s) in
                                                         which the account is registered.
   SunAmerica Fund Services, Inc.
   Mutual Fund Operations, 3rd Floor                o    Indicate  the Fund and account  number in the
   The SunAmerica Center                                 memo section of your check.
   733 Third Avenue
   New York, New York 10017-3204.                   o    Deliver  the  check  and  your  stub  to your
                                                         broker or financial advisor, or mail them to:
o  All purchases must be in U.S.  dollars.  Cash
   will not be  accepted.  A $25.00  fee will be              NON-RETIREMENT ACCOUNTS:
   charged  for  all  checks   returned  due  to              SunAmerica Fund Services, Inc.
   insufficient funds.                                        c/o NFDS
                                                              P.O. Box 219373
                                                              Kansas City, Missouri 64121-9373

                                                              RETIREMENT ACCOUNTS:
                                                              SunAmerica Fund Services, Inc.
                                                              Mutual Fund Operations, 3rd Floor
                                                              The SunAmerica Center
                                                              733 Third Avenue
                                                              New York, New York 10017-3204


BY WIRE
--------------------------------------------------------------------------------------------------------
o    Deliver your  completed  application  to your    o    Instruct your bank to wire the amount of your
     broker  or  financial  advisor  or  fax it to         investment to:
     SunAmerica    Fund    Services,    Inc.    at
     212-551-5585.                                            State Street Bank & Trust Company
                                                              Boston, MA
o    Obtain your  account  number by  referring to            ABA #0110-00028
     your  statement  or by calling your broker or            DDA # 99029712
     financial   advisor   or   Shareholder/Dealer
     Services at  1-800-858-8850, extension  5125.    o    Specify the Fund name, your share class, your
     Instruct your bank to wire the amount of your         Fund number,  account  number and the name(s)
     investment to:                                        in which the account is registered. Your bank
                                                           may charge a fee to wire funds.
        State Street Bank & Trust Company
        Boston, MA
        ABA #0110-00028
        DDA # 99029712

Specify the Fund name, your choice of share class, your new Fund number and account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.


TO OPEN OR ADD TO AN ACCOUNT USING DOLLAR COST AVERAGING, SEE "ADDITIONAL INVESTOR SERVICES."

================================================================================


-------------------------------------------------------------------------------

SELLING SHARES (CLASSES A, B AND II)

HOW                                                                REQUIREMENTS
THROUGH YOUR BROKER OR FINANCIAL ADVISOR
---------------------------------------------------------------------------------------------------------------------
     o  Accounts of any type.                                     o  Call your  broker  or  financial  advisor  to
     o  Sales of any amount.                                         place your order to sell shares.
BY MAIL
---------------------------------------------------------------------------------------------------------------------

     o  Accounts of any type.                                     o  Write a letter of instruction  indicating the
                                                                     Fund name,  your share  class,  your  account
     o  Include  all  signatures  and any  additional                number,  the  name(s) in which the account is
        documents  that  may be  required  (see  next                registered  and the dollar value or number of
        page).                                                       shares you wish to sell.
                                                                  o  Sales of $100,000 or more require the  letter
     o  Mail the materials to:                                       of instruction to have a signature guarantee.
                                                                  o  A  check will normally be  mailed on the next
                                                                     business day to the  name(s)  and  address in
                                                                     which the account is registered, or otherwise
        SunAmerica Fund Services, Inc.                               according to your letter of instruction.
        Mutual Fund Operations, 3rd Floor
        The SunAmerica Center
        733 Third Avenue
        New York, New York 10017-3204


BY PHONE
---------------------------------------------------------------------------------------------------------------------

     o  Most accounts.                                            o  Call     Shareholder/Dealer    Services    at
     o  Sales of less than $100,000.                                 1-800-858-8850,  extension 5125  between 8:30
                                                                     a.m.  and 7:00  p.m. (Eastern  time) on  most
                                                                     business  days.  Indicate the Fund name,  the
                                                                     name of the person requesting the redemption,
                                                                     your share  class,  your account  number, the
                                                                     name(s) in which  the  account is  registered
                                                                     and the dollar value or number of  shares you
                                                                     wish to sell.
                                                                  o  A check will be  mailed  to the  name(s)  and
                                                                     address in which the account is registered or
                                                                     to a different address indicated in a written
                                                                     authorization previously provided to the Fund
                                                                     by the Shareholder(s) on the account.
BY WIRE
---------------------------------------------------------------------------------------------------------------------
      o  Request by mail to sell any amount  (accounts            o  Proceeds  will  normally be wired on the next
         of any type).  A signature  guarantee  may be               business day. A $15 fee will be deducted from
         required in certain circumstances.                          your account.

      o  Request by phone to sell less than $100,000.




TO SELL SHARES THROUGH A SYSTEMATIC WITHDRAWAL PLAN, SEE "ADDITIONAL INVESTOR SERVICES."

================================================================================


SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SELLING SHARES IN WRITING (CLASSES A, B AND II). In certain circumstances, you will need to make your request to sell shares in writing. Corporations, executors, administrators, trustees or guardians may need to include additional items with a request to sell shares. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

     o    your address of record has changed within the past 30 days

     o    you are selling shares worth $100,000 or more

     o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

     o    a broker or securities dealer

     o    a federal savings, cooperative or other type of bank

     o    a savings and loan or other thrift institution

     o    a credit union

     o    a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

OPENING AN ACCOUNT, BUYING AND SELLING SHARES (CLASS I)

Class I shares of the Funds are offered exclusively for sale to certain trust institutions, bank trust departments, group plans and employee plans that have an agreement with SunAmerica Capital Services, Inc. to sell Class I shares. Class I shares are also offered to the SunAmerica Aggressive Growth, Moderate Growth and Conservative Growth LifeStage Funds. Inquiries regarding the purchase, redemption or exchange of Class I shares or the making or changing of investment choices should be directed to your financial advisor or plan administrator.

TRANSACTION POLICIES (ALL CLASSES)

VALUATION OF SHARES. The net asset value per share (NAV) for each Fund and each class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Fund also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund. As a result, the value of the Fund's shares may change on days when you will not be able to purchase or redeem your shares. Investments for which market quotations are readily available are valued at market at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Directors.

BUY AND SELL PRICES. When you buy Class A, B and II shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell Class A, B and II shares, you receive the NAV minus any applicable CDSCs. When you buy Class I shares, you pay the NAV. When you sell Class I shares, you receive the NAV.

EXECUTION OF REQUESTS. Each Fund is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Fund receives your request in good order. If the Fund or SunAmerica Capital Services, Inc. receives your order before the Fund's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If the Fund or SunAmerica Capital Services, Inc. receives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Fund before the Fund's close of business. The Fund and SunAmerica Capital Services, Inc. reserve the right to reject any order to buy shares.

During periods of extreme volatility or market crisis, a Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Each Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund's shares may change on days when you will not be able to purchase or redeem your shares.

If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price by a distribution in kind of securities from the Fund in lieu of cash.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (E.G., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days from the date of receipt.

================================================================================


--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Fund is responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

EXCHANGES. You may exchange shares of the Funds for shares of the same class of any other fund distributed by SunAmerica Capital Services, Inc. except SunAmerica Senior Floating Rate Fund. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."

If you exchange shares that were purchased subject to a CDSC, the CDSC schedule will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange. Your CDSC schedule will not change if you exchange Class B shares of a Fund that you purchased prior to January 2, 2002 for another Fund's Class B shares (which currently have a longer CDSC schedule). Also, if you exchange shares acquired in connection with the reorganization of a North American Fund into your Fund for another Fund's shares, the CDSCschedule applicable at the time you originally purchased the shares of the North American Fund will continue to apply.

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of a Fund, are using market timing strategies or making excessive exchanges. A Fund may change or cancel its exchange privilege at any time, upon 60 days' written notice to its shareholders. A Fund may also refuse any exchange order without notice.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please call Shareholder/Dealer Services at 1-800-858-8850 extension 5125, for further information. You may sell or exchange certificated shares only by returning the certificates to the Fund, along with a letter of instruction and a signature guarantee. The Funds do not issue certificates for fractional shares.

MULTI-PARTY CHECKS. A Fund may agree to accept a "multi-party check" in payment for Fund shares. This is a check made payable to the investor by another party and then endorsed over to the Fund by the investor. If you use a multi-party check to purchase shares, you may experience processing delays. In addition, the Fund is not responsible for verifying the authenticity of any endorsement and assumes no liability for any losses resulting from a fraudulent endorsement.


ADDITIONAL INVESTOR SERVICES (CLASSES A, B AND II)

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125.

DOLLAR COST AVERAGING lets you make regular investments from your bank account to any fund of your choice distributed by SunAmerica Capital Services, Inc. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account up to a maximum amount of 12% per year based on the value of the account at the time the Plan is established. To use:

     o    Make sure you have at least $5,000 worth of shares in your account.

     o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges and taxes).

     o Specify the payee(s) and amount(s). The payee may be yourself or any other party (which may require a signature guarantee), and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.

     o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

     o    Make sure your dividends and capital gains are being reinvested.

You  cannot  elect  the  systematic   withdrawal  plan  if  you  have  requested
certificates for your shares.

================================================================================


SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of the Fund periodically for the same class of shares of one or more other fund distributed by SunAmerica Capital Services, Inc. except SunAmerica Senior Floating Rate Fund. To use:

     o Specify the fund(s) from which you would like money withdrawn and into which you would like money invested.

     o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

     o    Specify the amount(s). Each exchange must be worth at least $50.

     o    Accounts  must  be  registered  identically;   otherwise  a  signature
          guarantee will be required.

ASSET PROTECTION PLAN (OPTIONAL). Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in each Fund. The benefits of this optional coverage payable at death will be related to the amounts paid to purchase Fund shares and to the value of the Fund shares held for the benefit of the insured persons. However, to the extent the purchased shares are redeemed prior to death, coverage with respect to these shares will terminate.

Purchasers of the Asset Protection Plan are required to authorize periodic redemptions of Fund shares to pay the premiums for this coverage. These redemptions will not be subject to CDSCs, but will have the same tax consequences as any other Fund redemptions.

The Asset Protection Plan will be available to eligible persons who enroll for the coverage within a limited time period after shares in the Fund are initially purchased or transferred. In addition, coverage cannot be made available unless Anchor National knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides Anchor National with information regarding the beneficial owners of the shares. In addition, coverage is available only to shares purchased on behalf of natural persons between 21 and 75 years of age; coverage is not available with respect to shares purchased for a retirement account. Other restrictions on the coverage apply. This coverage may not be available in all states and may be subject to additional restrictions or limitations. Purchasers of shares should also make themselves familiar with the impact on the Asset Protection Plan coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions. Anchor National is a SunAmerica company.

Please call 1-800-858-8850, extension 5660 for more information, including the cost of the Asset Protection Plan option.

RETIREMENT PLANS. SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Simple IRAs, Roth IRAs, SEPs, SARSEPs, 401(k) plans, 403(b) plans, Individual (k) plans, Section 529 plans, and other pension, educational and profit-sharing plans. Using these plans, you can invest in any fund distributed by SunAmerica Capital Services, Inc. with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Retirement Plans at 1-800-858-8850, extension 5134.


TAX, DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES


ACCOUNT STATEMENTS. In general, you will receive account statements as follows:

     o    after every  transaction  that affects your account  balance (except a
          dividend   reinvestment  or  automatic   purchase  from  or  automatic
          redemption to your bank account)

     o    after any changes of name or address of the registered owner(s)

     o in all other circumstances, quarterly or annually, depending upon the Portfolio.

Every year you should also receive, if applicable, an IRS Form 1099 tax information statement, mailed by January 31.

DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Income dividends and capital gains distribution, if any, are paid at least annually by the Funds.

DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any other fund distributed by SunAmerica Capital Services, Inc. except SunAmerica Senior Floating Rate Fund. Or, you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125 to change dividend and distribution payment options. The per share dividends on Class I shares will generally be higher than the per share dividends on Class A, B and II shares of the same Fund as a result of the fact that Class I shares are not subject to any distribution fee.

TAXABILITY OF DIVIDENDS. As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund intends to do, it pays no federal income tax on the earnings that it distributes to shareholders.

Consequently, dividends you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable. Distributions of the Fund's long-term capital gains are taxable as capital gains regardless of how long you held a Fund's shares; dividends from other sources are generally taxable as ordinary income.

================================================================================


--------------------------------------------------------------------------------


Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The IRS Form 1099 that is mailed to you every January details your dividends and their federal income tax category, although you should verify your tax liability with your tax professional. As qualified plans, the employee retirement plans that invest in Class I generally pay no federal income tax. Individual participants in the plans should consult their plan documents and their own tax advisors for information on the tax consequences associated with participating in the plans.

BUYING INTO A DIVIDEND. You should note that if you purchase shares just before a distribution, you will be taxed for that distribution like other shareholders, even though that distribution represents simply a return of part of your investment. You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If you hold Class B shares, you will not have a taxable event when they convert into Class A shares.

OTHER TAX CONSIDERATIONS. If you are neither a resident nor a citizen of the United States or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, the Funds must withhold 30% in the years 2002 and 2003, 29% in the years 2004 and 2005 and 28% in the year 2006 and later years of your distributions and redemption proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current U.S. federal income tax law of an investment in a Fund. It is not a substitution for professional tax advice. Consult your tax advisor about the potential tax consequences of an investment in a Fund under all applicable laws.

SMALL ACCOUNTS (OTHER THAN CLASS I). If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account. Your account will not be closed if its drop in value is due to Fund performance or the effects of sales charges.

================================================================================

MORE INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------


               -------------------------------------------------------------------------------------------
                                                                           SUNAMERICA
                                                                      BIOTECH/HEALTH 30
                                                                               FUND
               -------------------------------------------------------------------------------------------
                 What is the Fund's investment goal?               Long-term growth of capital
               -------------------------------------------------------------------------------------------
                 What principal investment strategy                Growth
                 does the Fund use to implement
                 its investment goal?
               -------------------------------------------------------------------------------------------
                 What are the Fund's principal                   o Invests, under normal market conditions,
                 investment techniques?                            at least 65% of its total assets in
                                                                   equity securities  of companies
                                                                   principally  engaged in biotechnology
                                                                   or healthcare, without regard to
                                                                   market capitalization and engages in
                                                                   active trading of those securities
               -------------------------------------------------------------------------------------------
                 What are the Fund's other                       o Foreign securities
                 significant (non-principal) investments?
               -------------------------------------------------------------------------------------------
                 What other types of securities may              o Short-term investments
                 the Fund normally invest in                     o Defensive investments
                 as part of efficient portfolio                  o Options and futures
                 management and which may                        o Special situations
                 produce some income?
               -------------------------------------------------------------------------------------------
                 What risks may affect the Fund?                   Principal Risks:
                                                                 o Stock market volatility
                                                                 o Securities selection
                                                                 o Biotechnology and healthcare
                                                                   companies
                                                                 o Non-diversification
                                                                 o Small and mid market capitalization

                                                                 Non-Principal Risks:
                                                                 o Foreign exposure
                                                                 o Derivatives
                                                                 o Hedging
               -------------------------------------------------------------------------------------------

-----------------------------------------
           FUND INVESTMENT
             STRATEGIES
-----------------------------------------

Each  Fund has its own  investment  goal
and a  strategy  for  pursuing  it.  The
chart summarizes  information about each
Fund's  investment  approach.  Following
this  chart is a glossary  that  further
describes   the   investment   and  risk
terminology  that we use.  Please review
the  glossary in  conjunction  with this
chart.
-----------------------------------------

================================================================================


--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                      SUNAMERICA                                SUNAMERICA
             TAX MANAGED                             STOCK INDEX                            SCIENCE & TECHNOLOGY
             EQUITY  FUND                                FUND                                      FUND
-----------------------------------------------------------------------------------------------------------------------------------
   High total return while                     Returns that are similar to the total   Long-term growth of capital
   minimizing the impact                       return of the S&P 500 Index
   of capital gains
-----------------------------------------------------------------------------------------------------------------------------------
   Growth and value                            Index                                   Growth
-----------------------------------------------------------------------------------------------------------------------------------
o  Invests in equity securities of large-cap  o Invests in equity securities of       o Invests, under normal market conditions, at
   and mid-cap U.S. companies while             companies included in the               least 65% of its total assets in equity
   attempting to minimize capital gains         S&P 500 Index                           securities of companies expected to benefit
   distributions to shareholders                                                        from the development, advancement and
   and engages in active trading                                                        application of science and technology,
   of those securities                                                                  without regard to market capitalization
                                                                                        and engages in active trading of those
                                                                                        securities
-----------------------------------------------------------------------------------------------------------------------------------
o  Small-cap companies                        o Foreign securities (up to 20%)        o Small-cap companies
o  Foreign securities                                                                 o Foreign securities (up to 30%)
-----------------------------------------------------------------------------------------------------------------------------------
o  Short-term investments                     o Short-term investments                o Short-term investments
o  Defensive instruments                      o Defensive investments                 o Defensive investments
o  Special situations                         o Options and futures                   o Options and futures
                                                                                      o Special situations
-----------------------------------------------------------------------------------------------------------------------------------
Principal Risks:                              Principal Risks:                       Principal Risks:
o  Stock market volatility                    o Stock market volatility               o Stock market volatility
o  Securities selection                       o Securities selection                  o Securities selection
o  Tax managed strategy may                   o Index tracking variations             o Science and technology companies
   affect pre-tax returns                                                             o Small and mid market capitalization
o  Small and mid market capitalization

Non-Principal Risks:                          Non-Principal Risks:                   Non-Principal Risks:
o  Foreign exposure                           o Foreign exposure                      o Foreign exposure
                                              o Derivatives                           o Derivatives
                                                                                      o Hedging
-----------------------------------------------------------------------------------------------------------------------------------

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MORE INFORMATION ABOUT THE FUNDS
-------------------------------------------------------------------------------

GLOSSARY



INVESTMENT TERMINOLOGY


GROWTH OF CAPITAL is growth of the value of an investment.


TOTAL RETURN is achieved through both growth of capital and income.

ACTIVE TRADING means that a Fund may engage, when the Adviser or Subadviser deems appropriate, in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and could affect your performance. During periods of increased market volatility, active trading may be more pronounced. In addition, because the Biotech/Health 30 Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. In contrast, the Tax Managed Equity Fund attempts to invest in a tax aware manner that is designed to reduce, although not eliminate, capital gains distributions to shareholders. The Tax Managed Equity Fund does not expect turnover to be high.


EQUITY SECURITIES include common and preferred stocks, convertible securities, warrants and rights.


CONVERTIBLE SECURITIES are bonds or preferred stocks that may be exchanged for common stock of the same or a different company.


LARGE-CAP COMPANIES are those with market caps within the Morningstar Large-Cap category. Currently, this range is $8.7 billion or higher.


MID-CAP COMPANIES are those with market caps within the Morningstar Mid-Cap category. Currently, this range is between $1.4 billion and $8.7 billion.


SMALL-CAP COMPANIES are those with market caps within the Morningstar Small-Cap category. Currently, this range is $1.4 billion or less.


FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include American Depository Receipts ("ADRs") or other similar securities that convert into foreign securities such as European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs").

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide the Fund with sufficient liquidity to meet redemptions and cover expenses.


DEFENSIVE INVESTMENTS include high quality fixed income securities and money market instruments. The Fund will make temporary defensive investments in response to adverse market, economic, political or other conditions. When the Fund takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, the Fund may not achieve its investment goal.


A DERIVATIVE is a financial instrument, such as an option or a future, whose value is based on the performance of an underlying asset or an external benchmark, such as an index.


OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index.


A SPECIAL SITUATION arises when, in the opinion of the Adviser or Subadviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

RISK TERMINOLOGY


STOCK MARKET VOLATILITY: The stock market as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in the Fund's portfolio.

SECURITIES SELECTION: A strategy used by the Fund, or securities selected by the Adviser or Subadviser, may fail to produce the intended return.

--------------------------------------------------------------------------------
LARGE-CAP COMPANIES and MID-CAP COMPANIES generally have a substantial record of operations (i.e., in business for at least five years) and are listed for trading on the New York Stock Exchange or another national or international stock exchange or, in some cases, are traded over the counter. SMALL-CAP COMPANIES generally will be companies that have been in business for a shorter period of time.
--------------------------------------------------------------------------------

================================================================================


--------------------------------------------------------------------------------



SMALL AND MID MARKET CAPITALIZATION: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Mid-cap companies will be subject to these risks to a lesser extent.


BIOTECHNOLOGY AND HEALTHCARE COMPANIES: Biotechnology companies and healthcare companies may be significantly affected by government regulations and government approval of products and services, legislative or regulatory changes, patent considerations, intense competition and rapid obsolescence due to advancing technology. As a result, the Biotech/Health 30 Fund's returns may be considerably more volatile than the returns of a fund that does not invest in biotechnology and healthcare companies.


INDEX TRACKING VARIATIONS: An index fund generally tries to mirror a target index and its performance. An index fund's performance will not exactly match that of an index because the index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. These differences between an index fund and its index are often called tracking differences. Since it may not be possible to invest in every stock included in an index, or in the same proportions, the Stock Index Fund may, alternatively, invest in a sampling of stocks in the index selected using a statistical sampling technique known as "optimization." Sampling techniques such as optimization offer an efficient strategy to mirror an index, but may also increase tracking differences if the sampled stocks do not accurately reflect the industry weightings, market capitalizations or other fundamental characteristics of those in the index as a whole.

NON-DIVERSIFICATION: The Biotech/Health 30 Fund will hold thirty to fifty securities, and as such is considered to be non-diversified. As a result, the performance of the Fund may be affected more by a decline in the market price of one stock than would be the case if the Fund were more diversified.


FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.


DERIVATIVES: Derivatives, including options and futures, are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.


HEDGING: Hedging is a strategy in which the portfolio manager uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or in exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.


SCIENCE AND TECHNOLOGY COMPANIES: Science and technology companies may be significantly affected by intense competition and rapid obsolescence due to advancing technology. As a result, the returns of the SunAmerica Science & Technology Fund may be considerably more volatile than the returns of a fund that does not invest in science and/or technology companies.


TAX MANAGED STRATEGY: A strategy to maximize after-tax returns may entail certain investment techniques that will affect pre-tax returns. For example, the Tax Managed Equity Fund may not sell an appreciated security to avoid recognizing a capital gain only to experience a subsequent decline in value of the security. Thus, the Fund could miss out on opportunities to sell, and, because its cash may be otherwise invested, opportunities to make new investments. Moreover, a tax managed strategy will not eliminate all capital gains. The tax managed strategy does not reduce the tax impact of dividends and other ordinary income received by the Fund which ultimately will be distributed to you, or affect the potential tax liability if an investor sells or exchanges shares. In addition, excessive redemption activity could compromise the ability to pursue the tax managed strategy.

===============================================================================


FUND MANAGEMENT
--------------------------------------------------------------------------------


FUND MANAGEMENT


ADVISER. SunAmerica Asset Management Corp., located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017, was organized in 1982 under the laws of Delaware, and manages, advises and/or administers assets in excess of $28.5 billion as of December 31, 2001. SunAmerica manages the SunAmerica Biotech/Health 30 Fund and selects the Subadviser for the Tax Managed Equity Fund, the SunAmerica Stock Index Fund and the SunAmerica Science & Technology Fund (when the Prospectus refers to the "Advisor," it means SunAmerica or the subadvisor as applicable). SunAmerica also provides various administrative services to and supervises the daily business affairs of each Fund. In addition, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Brazos Mutual Funds, Seasons Series Trust, The Variable Annuity Life Insurance Company I ("VALIC I"), The Variable Annuity Life Insurance Company II ("VALIC II"), SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust and SunAmerica Style Select Series, Inc.

For the Tax Managed Equity Fund, the SunAmerica Stock Index Fund and the SunAmerica Science & technology Fund, each Fund's Subadviser is responsible for decisions to buy and sell securities for that Fund, selection of broker-dealers and negotiation of commission rates. SunAmerica may terminate the agreement with a Subadviser without shareholder approval.

SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Funds with unaffiliated Subadvisers approved by the Board of Directors, without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated Subadvisers for new or existing funds, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing unaffiliated Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of the Funds have the right to terminate an agreement with the Subadviser for that Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Subadviser changes. The order also permits a Fund to disclose to shareholders the Subadvisers' fees only in the aggregate for the Fund.

For the fiscal  year  ended  October  31,  2001,  Tax  Managed  Equity  Fund and
SunAmerica Biotech/Health 30 Fund paid SunAmerica a fee equal to 0.85% and 0.75%, respectively, of average daily net assets. The annual rate of the investment advisory fee payable to SunAmerica, as a percentage of average daily net assets, is 0.27% for SunAmerica Stock Index Fund and 0.90% for SunAmerica Science & Technology Fund. Payments to the Subadvisers for their services are made by SunAmerica, not by the Funds.


The Subadvisers and Portfolio Managers for the Funds are described below.




INFORMATION ABOUT THE SUBADVISERS


SUNAMERICA BIOTECH/HEALTH 30 FUND


SUNAMERICA ASSET MANAGEMENT CORP. See description above.

The portfolio manager of the Fund is Brian Clifford. Mr. Clifford joined SunAmerica in February 1998. He currently serves as portfolio manager of the SunAmerica Growth Opportunities Fund and a portion of the Mid-Cap Growth
Portfolio of SunAmerica Style Select Series, Inc. and is a member of the SunAmerica Large-Cap Equity Team. Prior to joining SunAmerica, Mr. Clifford was a portfolio manager at Morgan Stanley Dean Witter from April 1995 to February 1998 and an equity analyst and investment management associate with Dean Witter InterCapital from October 1994 to April 1995.

TAX MANAGED EQUITY FUND

J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Subadviser to the Fund, is located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2001 J.P. Morgan, together with its affiliated companies, had over $598 billion in assets under management.

The portfolio managers of the Fund are Terry Banet, Managing Director of J.P. Morgan, and Louise P. Sclafani, Vice President of J.P. Morgan. Ms. Banet is a senior portfolio manager for private equity and balanced accounts for J.P. Morgan's high net worth clients. In addition, Ms. Banet manages the JP Morgan Tax Aware U.S. Equity Fund. In her 17 years at J.P. Morgan, Ms. Banet has done extensive work in product development for both U.S. and international clients and was key in helping develop J.P. Morgan's Tax Aware equity process. She joined J.P. Morgan in 1985 after two years at Coopers & Lybrand. Ms. Banet earned her B.S. degree from Lehigh University and holds an M.B.A. from Wharton.

Ms. Sclafani is a portfolio manager in J.P. Morgan's Private Client Equity group. In particular, she manages tax-aware portfolios for private clients and mutual funds. She began her investment career at J.P. Morgan in equity research in 1983. She left to join Brundage, Story and Rose where she was an equity analyst and portfolio manager and returned to J.P. Morgan in 1994. Ms. Sclafani holds a B.A. from Colgate University, an M.F.S. from Yale and an M.B.A. from Pace University. She is a Chartered Financial Analyst.

================================================================================


--------------------------------------------------------------------------------


SUNAMERICA STOCK INDEX FUND

AIG Global Investment Corp. ("AIGGIC"), Subadviser to the Fund, is located at 175 Water Street, New York, NY 10038, is responsible for investment decisions for the Fund. AIGGIC is an affiliate of SunAmerica. As of September 30, 2001, AIGGIC and affiliated companies had approximately $303.2 billion under management. SunAmerica and not the Fund compensates AIGGIC for its services.

The portfolio management team for the Fund is headed by Magali E. Azema-Barac. Ms. Azema-Barac joined AIGGIC in 2001 as the lead portfolio manager for AIGGIC's quantitative equity portfolios. From September 1999, she was Vice President and Head of Equity at American General Investment Management, L.P. ("AGIM"). Prior to joining AGIM, she worked as an independent consultant from January 1999 to September 1999 and for USWest Investment Management Company where she developed quantitative investment strategies and managed over $5 billion in index and enhanced-index funds from 1994 to 1999.

Prior to November 16, 2001, the SunAmerica Stock Index Fund operated as the Stock Index Fund of the North American Funds. For the fiscal year ended October 31, 2001, the Stock Index Fund of the North American Funds paid its adviser 0.27% of the Fund's average daily net assets.

SUNAMERICA SCIENCE & TECHNOLOGY FUND

T. Rowe Price Associates, Inc. ("T. Rowe Price"), Subadviser to the Fund, is located at 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2001, T. Rowe Price and its affiliates served as investment adviser to more than 80 stock, bond and money market funds, and managed approximately $140.4 billion.

The Fund is managed by an Investment Advisory Committee chaired by Michael F. Sola. Mr. Sola has day-to-day responsibility for managing the Fund and works with the committee to develop and execute the Fund's investment program. Mr. Sola was elected chairman of the fund's committee on January 16, 2002. He has been managing investments since 1997, and joined T. Rowe Price in 1994 as an investment analyst.

Prior to November 16, 2001, the SunAmerica Science & Technology Fund operated as the Science & Technology Fund of the North American Funds. For the fiscal year ended October 31, 2001, the Science & Technology Fund of the North American Funds paid its adviser 0.90% of the Fund's average daily net assets.

DISTRIBUTOR. SunAmerica Capital Services, Inc. distributes each Fund's shares. The Distributor, a SunAmerica company, receives the front-end and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under the Funds' 12b-1 plans.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor) in connection with sales of shares of the Funds. This compensation may include (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A, Class B or Class II shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of the Fund. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. In addition, the following types of non-cash compensation may be offered through sales contests: (i) travel mileage on major air carriers;
(ii) tickets for entertainment  events (such as concerts or sporting events); or
(iii) merchandise (such as clothing, trophies, clocks, pens or other electronic equipment). Broker-dealers may not use sales of a Fund's shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

ADMINISTRATOR. SunAmerica Fund Services, Inc. assists the Funds' transfer agent in providing shareholder services. The Administrator, a SunAmerica company, is paid a monthly fee by each Fund for its services at the annual rate of 0.22% of average daily net assets for Class A, B, II and I shares.

SunAmerica, the Distributor and Administrator are all located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

================================================================================


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table for each Fund is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statement are incorporated by reference in the Fund's Statement of Additional Information, which is available upon request.

SUNAMERICA BIOTECH/HEALTH 30 FUND


                                             NET GAIN
                                             ON INVEST    TOTAL   DIVIDENDS DISTRIB-
                     NET ASSET              MENTS (BOTH    FROM   FROM NET  BUTIONS         NET ASSET             NET ASSET
                       VALUE,   NET INVEST-  REALIZED     INVEST-  INVEST-   FROM    TOTAL    VALUE,                END OF
PERIOD                BEGINNING    MENT         AND        MENT    MENT    CAPITAL  DISTRI-  END OF     TOTAL      PERIOD
ENDED                 OF PERIOD (LOSS) (1)  UNREALIZED) OPERATIONS INCOME   GAINS    BUTIONS  PERIOD    RETURN(2)   (000'S)
--------              ---------  ---------  ----------  --------   -------  ------  -------  ---------  ---------   ------

                                                                          CLASS A
                                                                          ------
6/14/00-
10/31/00(3) ..........  $12.50  $(0.02)     $3.48        $3.46       $--    $--      $--        $15.96    27.68%    $30,489
10/31/01 .............   15.96   (0.06)     (4.32)       (4.38)       --  (0.55)   (0.55)        11.03   (27.92)     27,865


                                                                          CLASS B
                                                                          -------
6/14/00-
10/31/00(3) ..........  $12.50  $(0.05)     $3.47        $3.42       $--    $--      $--        $15.92    27.36%    $23,457
10/31/01 .............   15.92   (0.14)     (4.31)       (4.45)       --  (0.55)   (0.55)        10.92   (28.45)     25,552

                                                                          CLASS II
                                                                          --------
6/14/00-
10/31/00(3) ..........  $12.50  $(0.05)     $3.48        $3.43       $--    $--      $--        $15.92    27.44%    $20,386
10/31/01 .............   15.93   (0.14)     (4.31)       (4.45)       --  (0.55)   (0.55)        10.93   (28.43)     23,581

                 RATION OF NET
 RATIO OF        INVESTMENT
 EXPENSES           LOSS
TO AVERAGE       TO AVERAGE       PORTFOLIO
 NET ASSETS       NET ASSETS      TURNOVER
 ------------    -----------      --------


 1.55%(4)(5)(6)   (0.28)%(4)(5)(6)   112%
 1.55(5)(6)       (0.50)(5)(6)       333




 2.20%(4)(5)(6)   (1.08)%(4)(5)(6)   112%
 2.20(5)(6)       (1.18)(5)(6)       333



 2.20%(4)(5)(6)   (1.07)%(4)(5)(6)   112%
 2.20(5)(6)       (1.17)(5)(6)       333


--------
     (1)  Calculated based upon average shares outstanding

     (2)  Total return is not annualized and does not reflect sales load

     (3)  Commencement of operations

     (4) Annualized (5) Net of the following expense reimbursements (based on average net assets):

                              10/31/00(4)     10/31/01
                              --------       ---------

            Class A ........     0.49%         0.19%
            Class B ........     0.96          0.21
            Class II .......     1.09          0.20


     (6) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waiver/reimbursements if applicable.

===============================================================================


--------------------------------------------------------------------------------
TAX MANAGED EQUITY FUND





                                             NET GAIN
                                             ON INVEST   TOTAL    DIVIDENDS  DISTRIB-
                     NET ASSET              MENTS (BOTH   FROM    FROM NET   BUTIONS        NET ASSET              NET ASSET
                       VALUE,   NET INVEST-  REALIZED    INVEST-   INVEST-    FROM   TOTAL    VALUE,                END OF
PERIOD                BEGINNING    MENT         AND        MENT     MENT    CAPITAL  DISTRI-  END OF     TOTAL      PERIOD
ENDED                 OF PERIOD (LOSS) (1) UNREALIZED) OPERATIONS  INCOME    GAINS  BUTIONS   PERIOD    RETURN(2)   (000'S)
--------              ---------  ---------  ----------  --------   -------  ------  -------  ---------  ---------   ------
                                                             CLASS A
                                                             ------
3/01/99-
10/31/99(3) .........  $12.50       $--        $1.15        $1.15  .  $-- .  $--     $--        $13.65     9.20%     $25,067
10/31/00 ...........    13.65     (0.02)        0.91         0.89      --     --      --         14.54     6.52       38,802
10/31/01 ............   14.54        --        (3.50)       (3.50)     --     --      --         11.04   (24.07)      28,739

                                                             CLASS B
                                                             -------

3/01/99-
10/31/99(3) ...........$12.50    $(0.06)       $1.14        $1.08     $--    $--     $--        $13.58     8.64%     $27,524
10/31/00 .............. 13.58     (0.11)        0.91         0.80      --     --      --         14.38     5.89       47,972
10/31/01 .............. 14.38     (0.08)       (3.45)       (3.53)     --     --      --         10.85   (24.55)      40,677

                                                             CLASS II
                                                             --------

3/01/99-
10/31/99(3)........... $12.50    $(0.06)       $1.16        $1.10     $--     $--    $--        $13.60     8.80%     $27,884
10/31/00 .............. 13.60     (0.11)        0.91         0.80      --      --     --         14.40     5.88       51,348
10/31/01 .............. 14.40     (0.08)       (3.46)       (3.54)     --      --     --         10.86   (24.58)      43,610

                 RATION OF NET
 RATIO OF        INVESTMENT
 EXPENSES           LOSS
TO AVERAGE       TO AVERAGE       PORTFOLIO
 NET ASSETS       NET ASSETS      TURNOVER
 ------------    -----------      --------





1.45%(4)(5)(6)    (0.02)%(4)(5)(6)    9%
1.45(5)           (0.14)(5)           7
1.45(5)(6)        (0.03)(5)(6)       19





2.10%(4)(5)(6)    (0.74)%(4)(5)(6)    9%
2.10(5)           (0.79)(5)           7
2.10(5)(6)        (0.68)(5)(6)       19





2.10%(4)(5)(6)    (0.75)%(4)(5)(6)    9%
2.10(5)           (0.79)(5)           7
2.10(5)(6)        (0.68)(5)(6)       19

----------

 (1)  Calculated based upon average shares outstanding

 (2)  Total return is not annualized and does not reflect sales load

 (3)  Commencement  of operations

 (4)  Annualized

 (5) Net of the following expense reimbursements (based on average net assets):

                        10/31/99(4)     10/31/00      10/31/01
                         --------       --------      ---------

 Class A ............      1.07%          0.23%         0.15%
 Class B ............      0.84           0.22          0.15
 Class II ...........      0.83           0.22          0.14

 (6) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waiver/reimbursements if applicable.

================================================================================


FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

SUNAMERICA STOCK INDEX FUND(1)

                                      NET
                                   REALIZED
                                      AND                            DISTRI-
                NET         NET    UNREALIZED    TOTAL    DIVIDENDS  BUTIONS            NET
               ASSET      INVEST-  GAIN/(LOSS)   FROM     FROM NET    FROM             ASSET
              VALUE,       MENT       ON       INVEST-    INVEST-   REALIZED   TOTAL   VALUE,
YEAR         BEGINNING    INCOME/   INVEST-     MENT        MENT     CAPITAL  DISTRI-  END OF  TOTAL
ENDED       OF PERIOD     (LOSS)(5)  MENTS   OPERATIONS    INCOME     GAINS   BUTIONS  PERIOD  RETURN
-----         -------      ------  --------  --------      -------   ------   -----    -----    -----
                                                             CLASS A
                                                             ------
10/31/99 ...  $10.00       $0.11     $2.32    $2.43      $(0.11)   $   --   $(0.11)   $12.32   24.36%
10/31/00 ...   12.32        0.14      0.47     0.61       (0.10)    (0.08)   (0.18)    12.75    4.91
10/31/01 ...   12.75        0.09     (3.32)   (3.23)      (0.13)       --    (0.13)     9.39  (25.53)



                                                             CLASS B
                                                             ------
10/31/99 ...  $10.00       $0.02     $2.23    $2.25      $(0.02)   $    --   $(0.02)  $12.23   22.55%
10/31/00 ...   12.23        0.05      0.46     0.51       (0.02)    (0.08)    (0.10)   12.64    4.21
10/31/01 ...   12.64        0.02     (3.29)   (3.27)      (0.04)        --    (0.04)    9.33  (25.97)



                                                            CLASS II*
                                                             ------
7/17/00-
10/31/00(3).  $13.38      $0.01    $(0.83)  $(0.82)     $(0.01)     $  --    $(0.01)  $12.55   (5.21%)(2)
10/31/01 ...   12.55       0.02     (3.26)   (3.24)      (0.04)        --     (0.04)    9.27   (25.92)

                          RATIO
                         OF NET                 EXPENSE
             RATIO       INVEST-                 RATIO
           OF TOTAL       MENT                  BEFORE
  NET      EXPENSES      INCOME                 EXPENSE
ASSETS        TO           TO                  REIMBURSE-
END OF      AVERAGE      AVERAGE    PORTFOLIO    MENT
PERIOD        NET          NET      TURNOVER      BY
(000'S)     ASSETS       ASSETS       RATE      ADVISOR
 -----      -------      -------     ------    --------



$ 5,634     0.82%(6)      1.08%(6)     14%        1.53%
  8,543     0.78(6)       1.12(6)       2         1.12
  7,639     0.75          0.85          3         1.85





$15,040     1.57%(6)      0.37%(6)     14%        1.98%
 24,966     1.49(6)       0.42(6)       2         1.83
 21,905     1.38          0.22          3         2.49






$   500     1.35%(4)(6)   0.30%(4)(6)   2%(2)     1.84%(4)
  1,385     1.39          0.15          3         2.49

----------
     (1) The financial information shown reflects the financial information for the Stock Index Fund, a series of the North American Funds, which was reorganized into the Fund on November 16, 2001. No Class I financial highlights are presented for the SunAmerica Stock Index Fund, since no Class I shares of the Fund had been sold as of October 31, 2001.

     (2)  Not annualized.

     (3)  Commencement of operations.

     (4)  Annualized.

     (5)  Net investment  income per share has been calculated using the average
          month-end   share   method.

     (6) Net of the following expense reimbursements (based on average net assets):

                      10/31/99       10/31/00      10/31/01
                      --------       --------       -------

     Class A .......   0.71%           0.34%         1.10%
     Class B .......   0.41%           0.34%         1.11%
     Class II ......     --            0.49%         1.10%


 * Class C shares were re-designated as Class II shares on November 16, 2001.

===============================================================================


-------------------------------------------------------------------------------

SUNAMERICA SCIENCE & TECHNOLOGY FUND(1)




                                    NET
                                 REALIZED
                                    AND                       DISTRI-
                NET       NET   UNREALIZED   TOTAL  DIVIDENDS BUTIONS           NET
               ASSET    INVEST- GAIN/(LOSS)  FROM   FROM NET   FROM            ASSET
              VALUE,     MENT      ON       INVEST-  INVEST- REALIZED  TOTAL  VALUE,
PERIOD       BEGINNING  INCOME/   INVEST-    MENT     MENT    CAPITAL DISTRI- END OF
ENDED       OF PERIOD  (LOSS)(5)   MENTS   OPERATIONS INCOME   GAINS  BUTIONS PERIOD
-----         -------   ------   --------  --------  -------  ------   -----   -----
                                                             CLASS A
                                                             ------
3/01/00-
10/31/00(3) . $10.00   $(0.04)   $(1.88)  $(1.92)   $  --    $  --   $  --    $8.08
10/31/01 ....   8.08    (0.04)    (4.86)   (4.90)      --       --      --     3.18



                                                             CLASS B
                                                             ------
3/01/00-
10/31/00(3) . $10.00   $(0.07)   $(1.90)  $(1.97)   $  --    $  --   $  --    $8.03
10/31/01 ....   8.03    (0.07)    (4.82)   (4.89)      --       --      --     3.14



                                                            CLASS II*
                                                             -------
7/12/00-
10/31/00(3) . $ 8.48   $(0.03)   $(0.63)  $(0.66)   $  --    $  --   $  --    $7.82
10/31/01 ....   7.82    (0.07)    (4.69)   (4.76)      --       --      --     3.06



                                                             CLASS I
                                                             ------
3/01/00-
10/31/00(3) . $10.00   $(0.03)   $(1.89)  $(1.92)   $  --    $  --   $  --    $8.08
10/31/01 ....   8.08    (0.04)    (4.85)   (4.89)      --       --      --     3.19

                                        RATIO
                                        OF NET                   EXPENSE
                           RATIO        INVEST-                   RATIO
                          OF TOTAL       MENT                    BEFORE
                  NET     EXPENSES      INCOME/                  EXPENSE
                 ASSETS      TO        (LOSS) TO                REIMBURSE-
                 END OF   AVERAGE       AVERAGE       PORTFOLIO   MENT
  TOTAL          PERIOD     NET           NET          TURNOVER     BY
 RETURN         (000'S)   ASSETS        ASSETS)          RATE     ADVISOR
  -----         -----     -------       -------         ------   --------



 (19.20%)(2)   $ 4,623     1.24%(4)(6)  (0.64%)(4)(6)      120%(2)  1.92%(4)
 (60.64)         2,673     1.34         (0.89)             129      3.44






 (19.70%)(2)   $15,840     1.91%(4)(6)  (1.37%)(4)(6)      120%(2)    2.59%(4)
 (60.90)         9,408     1.99         (1.55)             129        4.10






   (7.78%)(2)  $  1,065    1.71%(4)(6)  (1.11%)(4)(6)      120%(2)    2.37%(4)
   (60.87)          940    2.01         (1.57)             129        4.11






  (19.20%)(2)  $    539    1.20%(4)(6)  (0.48%)(4)(6)      120%(2)    1.88%(4)
  (60.52)           821    1.28         (0.85)             129        3.38

------------
     (1) The financial information shown reflects the financial information for the Science & Technology Fund, a series of the North American Funds, which was reorganized into the Fund on November 16, 2001.

     (2)  Not annualized.

     (3)  Commencement of operations.

     (4)  Annualized.

     (5)  Net investment  income per share has been calculated using the average
          month-end   share   method.

     (6)  Net  of  the   following  expense reimbursements (based on average net
          assets):

                              10/31/00      10/31/01
                              -------       --------

          Class A ..........   0.68%          2.10%
          Class B ..........   0.68%          2.11%
          Class II .........   0.66%          2.10%
          Class I ..........   0.68%          2.10%


 * Class C shares were re-designated as Class II shares on November 16, 2001.

================================================================================


--------------------------------------------------------------------------------





                      (THIS PAGE INTENTIONALLY LEFT BLANK)

================================================================================

FOR MORE INFORMATION
--------------------------------------------------------------------------------





The following documents contain more information about the Funds and are available free of charge upon request:

     ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual reports also contain a written analysis of market conditions and investment strategies that significantly affected each Fund's performance during the last applicable period.

     STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about each Fund's policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Funds by contacting:

            SunAmerica Fund Services, Inc.
            Mutual Fund Operations
            The SunAmerica Center
            733 Third Avenue, 3rd Floor
            New York, New York 10017-3204
            1-800-858-8850, extension 5125
            www.sunamericafunds.com

or

by calling your broker or financial advisor.





Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the Funds is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.





You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.








DISTRIBUTOR: SunAmerica Capital Services, Inc.

INVESTMENT COMPANY ACT

File No. 811-9169

DISTRIBUTED BY:

SUNAMERICA CAPITAL SERVICES, INC.
THE SUNAMERICA CENTER
733 THIRD AVENUE
NEW YORK, NY 10017-3204
800-858-8850 EXT. 5125


For more complete information on any of the mutual funds distributed by SunAmerica Capital Services, Inc., including charges and expenses, obtain a prospectus from your financial adviser or from the SunAmerica Sales Desk, 800-858-8850, ext. 5125. Read it carefully before you invest. The funds' daily net asset values are not guaranteed and their shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than your original cost.

www.sunamericafunds.com

SIPRO-1/02                                   [LOGO AIG] SUNAMERICA
                                                        MUTUAL FUNDS

SunAmerica

                               [GRAPHIC OMITTED]

                            THE RETIREMENT SPECIALIST


        STRATEGIC INVESTMENT SERIES
        PROSPECTUS 2002



                                                     SUNAMERICA LIFESTAGE FUNDS

                                                        [AIG Logo] SUNAMERICA
                                                                   MUTUAL FUNDS

================================================================================

January 30, 2002                                          PROSPECTUS
--------------------------------------------------------------------------------


SUNAMERICA STRATEGIC INVESTMENT SERIES, INC.(R)


SUNAMERICA AGGRESSIVE GROWTH LIFESTAGE FUND

SUNAMERICA MODERATE GROWTH LIFESTAGE FUND

SUNAMERICA CONSERVATIVE GROWTH LIFESTAGE FUND





The Securities and Exchange Commission has not
approved or  disapproved  these  securities or
passed upon the  adequacy of this  prospectus.
Any   representation  to  the  contrary  is  a
criminal offense.

TABLE OF CONTENTS
================================================================================


FUND HIGHLIGHTS ..........................................................  2

SHAREHOLDER ACCOUNT INFORMATION .......................................... 12

MORE INFORMATION ABOUT THE FUNDS ......................................... 20

     FUND INVESTMENT STRATEGIES .......................................... 20

     GLOSSARY ............................................................ 21

         INVESTMENT TERMINOLOGY .......................................... 21

         RISK TERMINOLOGY ................................................ 22

FUND MANAGEMENT .......................................................... 24

FINANCIAL HIGHLIGHTS ..................................................... 25

================================================================================

FUND HIGHLIGHTS
--------------------------------------------------------------------------------


                                    Q&A

     ----------------------------------------------------------------------
     A "FUND OF FUNDS" strategy is an investment strategy in which the assets of the fund are invested in shares of other mutual funds.
     A fund of funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection.

     "GROWTH OF CAPITAL" is growth of the value of an investment.
     ----------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Strategic Investment Series, Inc. (the "Company"), and to provide you with information about the SunAmerica LifeStage Funds offered by the Company and their investment goals, principal investment strategies, and principal investment techniques. Each investment goal may be changed without shareholder approval, although you will receive notice of any change. There can be no assurance that any Fund's investment goal will be met or that the net return on an investment in a Fund will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided in the chart under "More Information About the Funds," on page 20 and the glossary that follows on pages 21 to 23.

Q: WHAT ARE THE SUNAMERICA LIFESTAGE FUNDS' INVESTMENT GOALS, PRINCIPAL STRATEGIES AND TECHNIQUES?
A:

                        SUNAMERICA               SUNAMERICA               SUNAMERICA
                     AGGRESSIVE GROWTH         MODERAGE GROWTH        CONSERVATIVE GROWTH
                      LIFESTAGE FUND           LIFESTAGE FUND           LIFESTAGE FUND
                       -------------            -------------           --------------
INVESTMENT GOAL      growth of capital        growth of capital     current income and
                                              and current income    growth of capital,
                                                                    with reduced volatility

Principal            fund of funds            fund of funds         fund of funds
Investment
Strategy

PRINCIPAL            allocation of assets     allocation of assets  allocation of assets
INVESTMENT           among a combination      among a combination   among a combination
TECHNIQUES           of SunAmerica Mutual     of SunAmerica         of SunAmerica
                     Funds investing in       Mutual Funds          Mutual Funds
                     equity and fixed income  investing in equity   investing in equity
                     securities, with an      and fixed income      and fixed income
                     emphasis on funds        securities, with      an securities, with an
                     investing in equity      emphasis on funds     emphasis on funds
                     securities               investing in equity   investing in fixed
                                              securities            income securities

Additional information about the investment techniques of the SunAmerica LifeStage Funds

The Funds invest in a combination of SunAmerica Mutual Funds (the "Underlying Funds"). The following chart reflects the projected asset allocation ranges under normal market conditions for each Fund (as invested through the Underlying Funds).

                       SUNAMERICA          SUNAMERICA           SUNAMERICA
                    AGGRESSIVE GROWTH    MODERATE GROWTH    CONSERVATIVE GROWTH
                     LIFESTAGE FUND      LIFESTAGE FUND       LIFESTAGE FUND
                      -------------       -------------        -------------
DOMESTIC EQUITY          60%-80%             35%-65%              20%-50%
SECURITIES

FOREIGN EQUITY           15%-35%             10%-20%              5%-15%
SECURITIES

BONDS                    5%-15%              25%-45%              45%-65%

The Underlying Funds have been selected to represent a reasonable spectrum of investment options for each Fund. The Adviser has based the target investment percentages for each Fund on the degree to which the Adviser believes the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. The Adviser may change these asset allocation ranges from time to time.

     -----------------------------------------------------------------------
     A  "GROWTH"  ORIENTED   philosophy--that  of  investing  in  securities
     believed to offer the potential for long-term growth of capital--focuses on securities considered to have a historical record of above-average earnings growth rate; to have significant potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.

     A "VALUE" ORIENTED philosophy--that of investing in securities believed to be undervalued in the market--reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and may have generally been overlooked by the market.
     -----------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT STRATEGIES AND TECHNIQUES OF THE
UNDERLYING FUNDS

The following chart sets forth the principal investment strategies and techniques of the Underlying Funds in which the Funds currently intend to invest. The Adviser may change the particular Underlying Funds from time to time:

                                  PRINCIPAL INVESTMENT          PRINCIPAL INVESTMENT
UNDERLYING FUND                         STRATEGY                     TECHNIQUES
--------------                    --------------------          --------------------
SUNAMERICA CORE               fixed income investment      invests primarily in medium to
BOND FUND                                                  high quality fixed income
                                                           securities, or in securities issued
                                                           or guaranteed by the U.S.
                                                           government and mortgage-
                                                           backed or asset-backed securities
                                                           without regard to the maturities
                                                           of such securities

SUNAMERICA HIGH YIELD         fixed income investing       invests primarily in below-
BOND FUND                                                  investment grade U.S. and
                                                           foreign junk bonds without
                                                           regard to the maturities of
                                                           such securities

SUNAMERICA INTERNATIONAL      international                active trading of equity
EQUITY FUND                                                securities and other securities
                                                           with equity characteristics of
                                                           non-U.S. issuers located in at
                                                           least three countries other than
                                                           the U.S. and selected without
                                                           regard to market capitalization
                                                           at the time of purchase

SUNAMERICA GROWTH             growth                       active trading of common stocks
OPPORTUNITIES FUND                                         that demonstrate the potential
                                                           for capital appreciation, issued
                                                           generally by mid-cap companies

SUNAMERICA BLUE CHIP          growth                       active trading of common stock
GROWTH FUND                                                of Blue Chip companies, which
                                                           are nationally known companies
                                                           that have a long record of profit
                                                           growth and dividend payment
                                                           and a reputation for quality
                                                           management, products and
                                                           services, that demonstrate the
                                                           potential for capital
                                                           appreciation

SUNAMERICA GROWTH AND         growth and value             active trading of common
INCOME FUND                                                stocks, issued by companies of
                                                           any size, that pay dividends,
                                                           demonstrate the potential for
                                                           capital appreciation and/or are
                                                           believed to be undervalued in
                                                           the market

SUNAMERICA GNMA FUND          fixed income investing       invests primarily in mortgage-
                                                           backed securities of high credit
                                                           quality issued or guaranteed by
                                                           the Government National
                                                           Mortgage Association (GNMA)
                                                           without regard to the maturities
                                                           of such securities

================================================================================

FUND HIGHLIGHTS
--------------------------------------------------------------------------------

      ---------------------------------------------------------------------
      A FOCUS strategy is one in which an Adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Adviser of the Focus Portfolios will invest in up to ten securities, and each Portfolio will hold up to a total of 30 securities. Each Adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.
      ---------------------------------------------------------------------

FOCUSED VALUE PORTFOLIO       value and focus              active trading of equity securities selected
                                                           on the basis of value criteria,
                                                           without regard to market capitalization

SMALL-CAP GROWTH              growth                       active trading of equity securities selected
PORTFOLIO                                                  on the basis of growth criteria,
                                                           issued by small-cap companies

SUNAMERICA NEW CENTURY        growth                       active trading of common stocks that
FUND                                                       demonstrate the potential
                                                           for capital appreciation, without regard
                                                           to market capitalization

SUNAMERICA MONEY              invests primarily in high-   invests in high-quality, short-term money
MARKET FUND                   quality money market         market instruments, including
                              instruments selected         securities issued or guaranteed as to
                              principally on the basis of  principal and interest by the U.S.
                              quality and yield            government, its agencies or
                                                           instrumentalities, certificates of deposit,
                                                           bankers' acceptances and time deposits;
                                                           commercial paper and other
                                                           short-term obligations of U.S. and
                                                           foreign corporations; repurchase
                                                           agreements; reverse repurchase
                                                           agreements; and asset-backed securities

Q:   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SUNAMERICA LIFESTAGE
     FUNDS?

A: The following section describes the principal risks of the SunAmerica LifeStage Funds, while the chart on page 20 describes various additional risks. Each Fund is also exposed to the risks of the Underlying Funds.

RISKS APPLICABLE TO ALL FUNDS
-----------------------------

MANAGEMENT RISKS

Each Fund is subject to the risk that the Adviser's selection of the Underlying Funds, and the allocation and reallocation of Fund assets among the Underlying Funds, may not produce the desired result.

RISKS OF INVESTING IN EQUITY SECURITIES

Each Fund may invest significantly in Underlying Funds that invest in equity securities ("Underlying Equity Funds"), and the SunAmerica Aggressive Growth LifeStage Fund and SunAmerica Moderate Growth LifeStage Fund invest primarily in Underlying Equity Funds. While each Fund's allocation among several Underlying Equity Funds, in combination with Underlying Funds investing in bonds and other fixed income securities, is designed to cushion losses in any one Underlying Fund or investment sector and to moderate each Fund's overall price swings, the Funds are subject to the risks of changing market conditions generally. Therefore, as with an investment in any equity fund, the value of your investment in a Fund may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Fund's allocation to Underlying Equity Funds increases.

RISKS OF INVESTING IN BONDS AND OTHER FIXED INCOME SECURITIES

Each Fund may invest significantly in Underlying Funds that invest in bonds and other fixed income securities ("Underlying Income Funds"), and the SunAmerica Conservative Growth LifeStage Fund invests primarily in Underlying Income Funds. While each Fund's allocation of Fund assets among several Underlying Income Funds, in combination with Underlying Equity Funds, is designed to cushion losses in any one Underlying Fund or investment sector and to moderate each Fund's overall price swings, the Funds are subject to the risks to which the Underlying Income Funds are exposed, such as that an issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations (credit quality risk). In addition, as with the Underlying Income Funds in which it invests, the SunAmerica Conservative Growth Fund's share price and, to a lesser extent, the SunAmerica Aggregate Growth LifeStage Fund and SunAmerica Moderate Growth LifeStage Fund's share price, can be negatively affected when interest rates rise. These risks are expected to increase as a Fund's allocation to Underlying Income Funds increases.

--------------------------------------------------------------------------------

RISKS OF NON-DIVERSIFICATION

The Funds are non-diversified, which means that each Fund can invest a larger portion of its assets in the stock of a single company (e.g., one of the Underlying Funds) than can some other mutual funds. By concentrating on a small number of investments, a Fund's risk is increased because the effect of each holding on the Fund's performance is greater. However, the underlying Funds are generally diversified mutual funds.

ADDITIONAL PRINCIPAL RISKS

Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, SunAmerica or SunAmerica's affiliates, any government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Fund will be able to achieve its investment goal. If the value of the assets of the Fund goes down, you could lose money.

ADDITIONAL PRINCIPAL RISKS SPECIFIC TO SUNAMERICA AGGRESSIVE GROWTH LIFESTAGE
-----------------------------------------------------------------------------
FUND
----

RISKS OF INVESTING IN SMALL-CAP AND MID-CAP COMPANIES

The SunAmerica Aggressive Growth LifeStage Fund invests in Underlying Funds that invest in stocks of smaller companies. Stocks of small-cap companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

RISKS OF INVESTING IN TECHNOLOGY COMPANIES

The  SunAmerica  Aggressive  Growth  LifeStage  Fund  may  at  times  invest  in
Underlying Funds that have substantial holdings in technology companies. Technology companies may react similarly to certain market pressures and events. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, these Underlying Funds' returns may be considerably more volatile than the returns of funds that do not invest in technology companies.

ADDITIONAL PRINCIPAL RISK SPECIFIC TO SUNAMERICA AGGRESSIVE GROWTH LIFESTAGE
----------------------------------------------------------------------------
FUND AND SUNAMERICA MODERATE GROWTH LIFESTAGE FUND
--------------------------------------------------

RISKS OF FOREIGN EXPOSURE

The SunAmerica Aggressive Growth LifeStage Fund and the SunAmerica Moderate Growth LifeStage Fund may invest in Underlying Funds that invest in foreign securities. While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

ADDITIONAL PRINCIPAL RISK SPECIFIC TO SUNAMERICA CONSERVATIVE GROWTH LIFESTAGE
------------------------------------------------------------------------------
FUND AND SUNAMERICA MODERATE GROWTH LIFESTAGE FUND
--------------------------------------------------

PREPAYMENT RISKS

The SunAmerica Conservative Growth LifeStage Funds and SunAmerica Moderate Growth LifeStage Funds will invest in Underlying Funds that invest significantly in mortgage-backed securities; this entails the risk that the underlying principal may be "prepaid" at any time. As a result of prepayments, in periods of declining interest rates the Underlying Funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Underlying Funds may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates.

================================================================================

Fund Highlights
--------------------------------------------------------------------------------


Q:   HOW HAVE THE FUNDS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Funds by showing changes in the Funds' performance from calendar year to calendar year, and compare the Funds' average annual return to those of an appropriate market index. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Fund will perform in the future.

SUNAMERICA AGGRESSIVE GROWTH LIFESTAGE FUND     (CLASS A)(1)

[Table below represents bar chart in the printed piece]

 1999      2000      2001
 ----      ----      ----
28.92%    -4.62     -16.60%

During the 3-year period shown in the bar chart, the highest return for a quarter was 20.47% (quarter ended December 31, 1999) and the lowest return for a quarter was -14.53% (quarter ended September 30, 2001).

Average Annual Total Returns
(as of the calendar year ended
December 31, 2001)
                                                      Past One     Return Since
                                                        Year       Inception***
Aggressive Growth LifeStage Fund*        Class A      -20.59%         1.68%
                                         Class B      -21.20%         2.23%
                                         Class II     -18.66%       -17.70%
                                         Class I      -16.38%         3.30%
S&P 500 Index(TM)**                                   -11.88%         2.68%
Aggressive Growth LifeStage Blended
Benchmark Index****                                   -11.75%         2.65%

   (1) Performance information shown is that of the Aggressive Growth LifeStyle Fund, a series of North American Funds (the "NAF Aggressive LifeStyle Series"), which was reorganized into the Fund on November 16, 2001 (the "Aggressive Growth LifeStage Fund Reorganization"). Performance information shown for periods prior to July 7, 2000 is that of the corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Aggressive LifeStyle Series"), which was reorganized into the NAF Aggressive LifeStyle Series on July 7, 2000. The Fund commenced operations upon consummation of the Aggressive Growth LifeStage Fund Reorganization. The NAF Aggressive LifeStyle Series and the AGSPC2 Aggressive LifeStyle Series each had a substantially similar investment objective, strategies and policies as does the Fund. The annual returns of the shares of the Fund would differ from those of the NAF Aggressive LifeStyle Series and the AGSPC2 Aggressive LifeStyle Series only to the extent that the Fund is subject to different sales charges and expenses and that the fees and expenses of the Underlying Funds may be different. If the Fund's sales charges and expenses were reflected, returns of the Fund's shares would be less than those shown.

   *   Includes sales charges.

   ** S&P 500 Index(TM) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

  *** Class A, Class B and Class I shares commenced offering on November 2, 1998. Class C shares commenced offering on August 10, 2000. On November 16, 2001, upon consummation of the Aggressive Growth LifeStage Fund Reorganization, Class C shares of the NAF Aggressive LifeStyle Series were reorganized as Class II shares of the Fund.

  **** The Aggressive Growth LifeStage Blended Benchmark Index is comprised of the Wilshire 5000 Index (65%), Morgan Stanley International(R) Europe, Australasia, Far East ("MSCIEAFE") Index (25%) and Lehman Brothers Aggregate Bond Index (10%).

--------------------------------------------------------------------------------

SUNAMERICA MODERATE GROWTH LIFESTAGE FUND    (CLASS A)(1)

[Table below represents bar chart in the printed piece]

 1999      2000      2001
 ----      ----      ----
18.66%    -0.62%    -9.88%

During the 3-year period shown in the bar chart, the highest return for a quarter was 14.20% (quarter ended December 31, 1999) and the lowest return for a quarter was -9.40% (quarter ended September 30, 2001).

Average Annual Total Returns
(as of the calendar year ended
December 31, 2001)
                                                    Past One      Return Since
                                                      Year        Inception***
Moderate Growth LifeStage Fund *       Class A       -14.19%          2.75%
                                       Class B       -14.92%          3.31%
                                       Class II      -12.29%        -11.66%
                                       Class I        -9.78%          4.38%
S&P 500 Index(TM)**                                  -11.88%          2.68%
Moderate Growth LifeStage Blended
Benchmark Index****                                   -6.79%          3.86%

   (1) Performance  information  shown is that of the Moderate Growth  LifeStyle
       Fund, a series of North American Funds (the "NAF Moderate LifeStyle Series"), which was reorganized into the Fund on November 16, 2001 (the "Moderate Growth LifeStage Fund Reorganization"). Performance information shown for periods prior to July 7, 2000 is that of the corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Moderate LifeStyle Series"), which was reorganized into the NAF Moderate LifeStyle Series on July 7, 2000. The Fund commenced operations upon consummation of the Moderate Growth LifeStage Fund Reorganization. The NAF Moderate LifeStyle Series and the AGSPC2 Moderate LifeStyle Series each had a substantially similar investment objective, strategies and policies as does the Fund. The annual returns of the shares of the Fund would differ from those of the NAF Moderate LifeStyle Series and the AGSPC2 Moderate LifeStyle Series only to the extent that the Fund is subject to different sales charges and expenses and that the fees and expenses of the Underlying Funds may be different. If the Fund's sales charges and expenses were reflected, returns of the Fund's shares would be less than those shown.

   *   Includes sales charges.

   ** S&P 500 Index(TM) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

  *** Class A, Class B and Class I shares commenced offering on November 2, 1998. Class C shares commenced offering on July 12, 2000. On November 16, 2001, upon consummation of the Moderate Growth LifeStage Fund Reorganization, Class C shares of the NAF Moderate LifeStyle Series were reorganized as Class II shares of the Fund.

  **** The Moderate Growth LifeStage Blended Benchmark Index is comprised of the Wilshire 5000 Index (55%), MSCI EAFE Index (15%) and Lehman Brothers Aggregate Bond Index (30%).

================================================================================

FUND HIGHLIGHTS
--------------------------------------------------------------------------------


The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Funds by showing changes in the Funds' performance from calendar year to calendar year, and compare the Funds' average annual return to those of an appropriate market index. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Fund will perform in the future.

SUNAMERICA CONSERVATIVE GROWTH LIFESTAGE FUND  (CLASS A)(1)

During the 3-year period shown in the bar chart, the highest return for a quarter was 10.88% (quarter ended December 31, 1999) and the lowest return for a quarter was -5.76% (quarter ended September 30, 2001).


[Table below represents bar chart in the printed piece]

 1999      2000      2001
 ----      ----      ----
13.70%     1.90%    -5.04%

Average Annual Total Returns
(as of the calendar year ended
December 31, 2001)
                                                    Past One      Return Since
                                                      Year        Inception***
Conservative Growth LifeStage Fund*    Class A        -9.55%          3.57%
                                       Class B       -10.49%          4.05%
                                       Class II       -7.76%         -6.40%
                                       Class I        -5.01%          5.19%
S&P 500 Index(TM)**                                  -11.88%          2.68%
Conservative Growth LifeStage
Blended Benchmark Index****                           -2.11%          4.82%

   (1) Performance information shown is that of the Conservative Growth LifeStyle Fund, a series of North American Funds (the "NAF Conservative LifeStyle Series"), which was reorganized into the Fund on November 16, 2001 (the "Conservative Growth LifeStage Fund Reorganization"). Performance information shown for periods prior to July 7, 2000 is that of the corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Conservative LifeStyle Series"), which was reorganized into the NAF Conservative LifeStyle Series on July 7, 2000. The Fund commenced operations upon consummation of the Conservative Growth LifeStage Fund Reorganization. The NAF Conservative LifeStyle Series and the AGSPC2 Conservative LifeStyle Series each had a substantially similar investment objective, strategies and policies as does the Fund. The annual returns of the shares of the Fund would differ from those of the NAF Conservative LifeStyle Series and the AGSPC2 Conservative LifeStyle Series only to the extent that the Fund is subject to different sales charges and expenses and that the fees and expenses of the Underlying Funds may be different. If the Fund's sales charges and expenses were reflected, returns of the Fund's shares would be less than those shown.

    *  Includes sales charges.

   ** S&P 500 Index(TM) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

  *** Class A, Class B and Class I shares commenced offering on November 2, 1998. Class C shares commenced offering on July 20, 2000. On November 16, 2001, upon the consummation of the Conservative Growth LifeStage Fund Reorganization, Class C shares of the NAF Conservative LifeStyle Series were reorganized as Class II shares of the Fund.

  **** The Conservative Growth LifeStage Blended Benchmark Index is comprised of the Wilshire 5000 Index (42%), MSCI EAFE Index (8%) and Lehman Brothers Aggregate Bond Index (50%).

--------------------------------------------------------------------------------

Q:   WHAT ARE THE FUNDS' EXPENSES?

A: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                          SUNAMERICA AGGRESSIVE GROWTH            SUNAMERICA MODERATE GROWTH
                                                               LIFESTAGE FUND (5)                     LIFESTAGE FUND (5)
                                                               ------------------                     ------------------
                                                     Class A  Class B  Class II  Class I(7)  Class A  Class B  Class II  Class I(7)
                                                     -------  -------  --------  ----------  -------  -------  --------  ----------
SHAREHOLDER FEES (FEES PAID
DIRECTLY FROM YOUR INVESTMENT):
Maximum Sales Charge (Load) .......................    5.75%    4.00%    2.00%     None        5.75%    4.00%    2.00%     None
   Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)(1) .........    5.75%    None     1.00%     None        5.75%    None     1.00%     None
   Maximum Deferred Sales Charge (Load) (as a
   percentage of amount redeemed)(2) ..............    None     4.00%    1.00%     None        None     4.00%    1.00%     None
   Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends ...........................    None     None     None      None        None     None     None      None
   Redemption Fee(3) ..............................    None     None     None      None        None     None     None      None
   Exchange Fee ...................................    None     None     None      None        None     None     None      None
   Maximum Account Fee ............................    None     None     None      None        None     None     None      None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
   Management Fees ................................    0.10%    0.10%    0.10%     0.10%       0.10%    0.10%    0.10%     0.10%
   Distribution and/or Service (12b-1) Fees(4) ....    0.10%    0.75%    0.75%     None        0.10%    0.75%    0.75%     None
   Other Expenses .................................    None     None     None      None        None     None     None      None
                                                     ------   ------   ------    ------      ------   ------   ------    ------
Total Annual Fund Operating Expenses ..............    0.20%    0.85%    0.85%     0.10%       0.20%    0.85%    0.85%     0.10%
                                                     ------   ------   ------    ------      ------   ------   ------    ------
   Estimated Indirect Expenses(6) .................    1.39%    1.39%    1.39%     1.39%       1.31%    1.31%    1.31%     1.31%
Total Combined Annual Expenses(6) .................    1.59%    2.24%    2.24%     1.49%       1.51%    2.16%    2.16%     1.41%

                                                         SUNAMERICA CONSERVATIVE GROWTH
                                                                LIFESTAGE FUND(5)
                                                                -----------------
                                                     Class A  Class B  Class II  Class I(7)
                                                     -------  -------  --------  ----------
SHAREHOLDER FEES (FEES PAID
DIRECTLY FROM YOUR INVESTMENT):
Maximum Sales Charge (Load) .......................    5.75%    4.00%    2.00%     None
   Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)(1) .........    5.75%    None     1.00%     None
   Maximum Deferred Sales Charge (Load) (as a
   percentage of amount redeemed)(2) ..............    None     4.00%    1.00%     None
   Maximum Sales Charge (Load) Imposed on
   reinvested Dividends ...........................    None     None     None      None
   Redemption Fee(3) ..............................    None     None     None      None
   Exchange Fee ...................................    None     None     None      None
   Maximum Account Fee ............................    None     None     None      None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
   Management Fees ................................    0.10%    0.10%    0.10%     0.10%
   Distribution and/or Service (12b-1) Fees(4) ....    0.10%    0.75%    0.75%     None
   Other Expenses .................................    None     None     None      None
                                                     ------   ------   ------    ------
Total Annual Fund Operating Expenses ..............    0.20%    0.85%    0.85%     0.10%
                                                     ------   ------   ------    ------
   Estimated Indirect Expenses(6) .................    1.20%    1.20%    1.20%     1.20%
Total Combined Annual Expenses(6) .................    1.40%    2.05%    2.05%     1.30%

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See page 12 for more information on the CDSCs.

(3) A $15.00 fee is imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

================================================================================

FUND HIGHLIGHTS
--------------------------------------------------------------------------------


(5) "Other Expenses," "Total Annual Fund Operating Expenses" and "Total Combined Annual Expenses" are estimated.

(6) "Total Combined Annual Expenses" include the estimated indirect expenses borne by each Fund in connection with its investments in the Underlying Funds. The estimates are based on expenses of the Underlying Funds' Class I shares shown in the current prospectus for such shares, and assume the following constant allocation by the Funds of their assets among the Underlying Funds:

                                    AGGRESSIVE GROWTH         MODERATE GROWTH       CONSERVATIVE GROWTH
                                     LIFESTAGE FUND           LIFESTAGE FUND          LIFESTAGE FUND
                                      ------------             ------------            ------------
SunAmerica Core Bond Fund                  5%                      15%                     15%
SunAmerica GNMA Fund                       5%                      15%                     35%
SunAmerica High Yield Bond Fund            0%                       0%                      0%
SunAmerica International Equity Fund      20%                      15%                     10%
SunAmerica Growth and Income Fund         10%                      15%                     12%
SunAmerica Blue Chip Growth Fund          20%                      15%                     12%
SunAmerica Growth Opportunities Fund      10%                       3%                      2%
SunAmerica New Century Fund               15%                      10%                      6%
SunAmerica Money Market Fund               0%                       0%                      0%
SunAmerica Style Select Series
  Focused Value Portfolio                 15%                      12%                      8%
  Small-Cap Growth Portfolio               0%                       0%                      0%

Total                                    100%                     100%                    100%

The Funds' actual expenses may be higher or lower as a result of the actual allocation of their assets among the Underlying Funds, the expenses of the Underlying Funds, and/or the Funds' own expenses.

(7) Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.

--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be:

If you redeemed your investment at the end of the periods indicated:

                                                                                  1 Year     3 Years    5 Years     10 Years
                                                                                  ------     -------    -------     --------
                     SUNAMERICA AGGRESSIVE GROWTH LIFESTAGE FUND
                     (Class A shares) ..........................................    $727      $1,048     $1,391     $2,356
                     (Class B shares)* .........................................     627       1,000      1,400      2,411
                     (Class II shares) .........................................     425         793      1,288      2,649
                     (Class I shares) ..........................................     152         471        813      1,779

                     SUNAMERICA MODERATE GROWTH LIFESTAGE FUND
                     (Class A shares) ..........................................    $720      $1,025     $1,351     $2,273
                     (Class B shares)* .........................................     619         976      1,359      2,328
                     (Class II shares) .........................................     417         769      1,248      2,568
                     (Class I shares) ..........................................     144         446        771      1,691

                     SUNAMERICA CONSERVATIVE GROWTH LIFESTAGE FUND
                     (Class A shares) ..........................................    $709      $  993     $1,297     $2,158
                     (Class B shares)* .........................................     608         943      1,303      2,213
                     (Class II shares) .........................................     406         736      1,192      2,455
                     (Class I shares) ..........................................     132         412        713      1,568
If you did not redeem your shares:

                                                                                  1 Year     3 Years    5 Years     10 Years
                                                                                  ------     -------    -------     --------
                     SUNAMERICA AGGRESSIVE GROWTH LIFESTAGE FUND
                     (Class A shares) ..........................................    $727      $1,048     $1,391     $2,356
                     (Class B shares)* .........................................     227         700      1,200      2,411
                     (Class II shares) .........................................     325         793      1,288      2,649
                     (Class I shares) ..........................................     152         471        813      1,779

                     SUNAMERICA MODERATE GROWTH LIFESTAGE FUND
                     (Class A shares) ..........................................    $720      $1,025     $1,351     $2,273
                     (Class B shares)* .........................................     219         676      1,159      2,328
                     (Class II shares) .........................................     317         769      1,248      2,568
                     (Class I shares) ..........................................     144         446        771      1,691

                     SUNAMERICA CONSERVATIVE GROWTH LIFESTAGE FUND
                     (Class A shares) ..........................................    $709      $  993     $1,297     $2,158
                     (Class B shares)* .........................................     208         643      1,103      2,213
                     (Class II shares) .........................................     306         736      1,192      2,455
                     (Class I shares) ..........................................     132         412        713      1,568


* Class B shares generally convert to Class A shares approximately eight years after purchase as described in the section entitled "Shareholder Account Information" on page 12. Therefore, expense information for years 9 and 10 is the same for both Class A and B shares.

================================================================================

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------


SELECTING A SHARE CLASS

Each Fund offers four classes of shares through this Prospectus: Class A, Class B, Class II and Class I shares.

Each class of shares has its own cost structure, so you can choose the one best suited to your investment needs. An investor may purchase Class B shares up to $500,000 in any one purchase. Your broker or financial advisor can help you determine which class is right for you.

              CLASS A                           CLASS B                           CLASS II                          CLASS I
o Front-end  sales  charges,  as   o No front-end sales charge; all    o Front-end  sales charge,  as   o Offered   exclusively   to
  described  below.   There  are     your  money  goes to work  for      described below.                 certain  institutions.
  several  ways to reduce  these     you right away.
  charges, also described below.   o Higher  annual  expenses  than    o Higher  annual expenses than   o No sales charges.
                                     Class A shares.                     Class A shares.
o Lower  annual   expenses  than   o Deferred   sales   charge   on                                     o Lower annual expenses than
  Class B or Class II shares.        shares  you  sell  within  six    o Deferred   sales  charge  on     Class A, B, or II Shares.
                                     years    of    purchase,    as      shares  you   sell    within
                                     described below.                    eighteen months of purchase,
                                   o Automatic  conversion to Class      as described below.
                                     A shares  approximately  eight
                                     years after purchase.             o No conversion to Class A.
                                   o Purchases  in an  amount  over
                                     $500,000  are   generally  not
                                     permitted;  you should consult
                                     with your financial adviser to
                                     determine  whether other share
                                     classes  are  more  beneficial
                                     given your circumstances.

CALCULATION OF SALES CHARGES

CLASS A. Sales Charges are as follows:

                                                                  Sales Charge               Concession to Dealers
                                                    ---------------------------------------------------------------
                                                             % OF           % OF NET                 % OF
YOUR INVESTMENT                                         OFFERING PRICE   AMOUNT INVESTED        OFFERING PRICE
                                                    ---------------------------------------------------------------
Less than $50,000 .................................          5.75%            6.10%                  5.00%
$50,000 but less than $100,000 ....................          4.75%            4.99%                  4.00%
$100,000 but less than $250,000 ...................          3.75%            3.90%                  3.00%
$250,000 but less than $500,000 ...................          3.00%            3.09%                  2.25%
$500,000 but less than $1,000,000 .................          2.10%            2.15%                  1.35%
$1,000,000 or more ................................          None             None                   1.00%

INVESTMENTS OF $1 MILLION OR MORE. Class A shares are available with no front-end sales charge. However, a 1% CDSC is imposed on any shares you sell within one year of purchase and a 0.50% CDSC is charged on any shares you sell after the first year and within the second year after purchase.

CLASS B. Shares are offered at their net asset value per share, without any front-end sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:

            Years after purchase                     CDSC on shares being sold
            1st year ........................        4.00%
            2nd year ........................        4.00%
            3rd and 4th year ................        3.00%
            5th year ........................        2.00%
            6th year ........................        1.00%
            7th year and thereafter .........        None

If you purchased Class B shares of a Fund prior to January 2, 2002, the CDSC schedule applicable at the time you originally purchased the shares will continue to apply. Any Class B shares purchased on or after January 2, 2002 will be subject to the CDSCschedule described above.

CLASS II. Sales Charges are as follows:

                                                                  Sales Charge               Concession to Dealers
                                                    ---------------------------------------------------------------
                                                             % OF           % OF NET                 % OF
                                                        OFFERING PRICE   AMOUNT INVESTED        OFFERING PRICE
                                                    ---------------------------------------------------------------
                                                             1.00%            1.01%                  1.00%

There is also a CDSC of 1% on shares you sell within 18 months after you buy them.

DETERMINATION OF CDSC. Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

If you acquired your Class B or Class IIshares in connection with the reorganization of a North American Fund into your Fund, the CDSC schedule applicable at the time you originally purchased your shares will continue to apply (even if you exchange your shares for shares of another fund distributed by SunAmerica Capital Services, Inc.). Any Class B or Class II shares that you purchase subsequent to the reorganization will be subject to the CDSCschedule described above. See the Statement of Additional Information for information on the CDSC schedule imposed by North American Funds that may continue to be applicable to your shares.

FOR PURPOSES OF THE CDSC, WE COUNT ALL PURCHASES YOU MAKE DURING A CALENDAR MONTH AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH.

--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

WAIVERS FOR CERTAIN INVESTORS. Various individuals and institutions may purchase Class A shares without front-end sales charges, including:

     o financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing Fund shares in fee-based investment products under an agreement with SunAmerica Capital Services, Inc. (this waiver may also apply to front-end sales charges of Class II shares)

     o    participants  in  certain   retirement   plans  that  meet  applicable
          conditions, as described in the Statement of Additional Information

     o Fund Directors and other individuals, and their families, who are affiliated with a Fund or any fund distributed by SunAmerica Capital Services, Inc.

     o selling brokers and their employees and sales representatives and their families

We will generally waive the front-end sales charge for Class II shares purchased through certain financial intermediaries that maintain omnibus accounts and have executed an agreement with SunAmerica Capital Services, Inc. to sell Class II shares with no front-end sales charge.

We will generally waive the CDSC for CLASS B or CLASS II shares in the following cases:

     o    within one year of the shareholder's death or becoming disabled

     o taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which SunAmerica Fund Services, Inc. serves as a fiduciary and in which the plan participant or accountholder has attained the age of 591/2 at the time the redemption is made

     o Fund Directors and other individuals, and their families, who are affiliated with a Fund or any fund distributed by Sunamerica Capital Services, Inc.

     o to make payments through the Systematic Withdrawal Plan (subject to certain conditions)

REDUCING YOUR CLASS A SALES CHARGES. There are several special purchase plans that allow you to combine multiple purchases of Class A shares of Funds distributed by SunAmerica Capital Services, Inc. to take advantage of the breakpoints in the sales charge schedule. For information about the "Rights of Accumulation," "Letter of Intent," "Combined Purchase Privilege," and "Reduced Sales Charges for Group Purchases," contact your broker or financial advisor, or consult the Statement of Additional Information.

TO UTILIZE: IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION OR CDSC WAIVER, CONTACT YOUR BROKER OR FINANCIAL ADVISOR.

REINSTATEMENT PRIVILEGE. If you sell shares of a Fund, within one year after the sale, you may invest some or all of the proceeds of the sale in the same share class of the Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after selling such shares. If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale. This may impact the amount of gain or loss recognized on the previous sale for tax purposes. All accounts involved must be registered in the same name(s).

DISTRIBUTION AND SERVICE FEES

Each class of shares (other than Class I) of each Fund has its own 12b-1 plan that provides for distribution and account maintenance and service fees (payable to SunAmerica Capital Services, Inc.) based on a percentage of average daily net assets, as follows:

                                                       ACCOUNT MAINTENANCE AND
                CLASS          DISTRIBUTION FEE              SERVICE FEE
                  A                  0.10%                      None
                  B                  0.75%                      None
                 II                  0.75%                      None

Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, SunAmerica Capital Services, Inc. is paid a fee of 0.25% of average daily net assets for Class I shares, as compensation for providing additional shareholder services to Class I shareholders.

OPENING AN ACCOUNT (Classes A, B and II)

1.  Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investment for each class of each Fund is as follows:

       o  non-retirement account: $500

       o  retirement account: $250

       o dollar cost averaging: $500 to open; you must invest at least $25 a month

     The minimum subsequent investment for a Fund is as follows:

       o  non-retirement account: $100

       o  retirement account: $25

3. Complete the appropriate parts of the Account Application, carefully following the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125.

4. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

5. Make your initial investment using the chart on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.

================================================================================

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------


BUYING SHARES (CLASSES A, B AND II)

OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT

BY CHECK
 .............................................................................

   o Make   out  a   check   for  the      o Make   out  a   check   for  the
     investment  amount,  payable  to        investment amount payable to the
     the specific  Fund or SunAmerica        specific   Fund  or   SunAmerica
     Funds.   An  account  cannot  be        Funds.    Shares    cannot    be
     opened with a  SunAmerica  Money        purchased   with  a   SunAmerica
     Market   Fund   or    SunAmerica        Money Market Fund or  SunAmerica
     Municipal   Money   Market  Fund        Municipal   Money   Market  Fund
     check.                                  check.
   o Deliver   the   check  and  your      o Include  the stub from your Fund
     completed  Account   Application        statement  or a note  specifying
     (and    Supplemental     Account        the Fund name, your share class,
     Application,  if  applicable) to        your  account   number  and  the
     your    broker   or    financial        name(s) in which the  account is
     advisor, or mail them to:               registered.
                                           o Indicate  the Fund  and  account
       SunAmerica Fund Services, Inc.        number  in the memo  section  of
       Mutual Fund Operations, 3rd Floor     your check.
       The SunAmerica Center               o Deliver  the check and your stub
       733 Third Avenue                      to  your  broker  or   financial
       New York, New York 10017-3204.        advisor, or mail them to:

   o All  purchases  must  be in U.S.          NON-RETIREMENT ACCOUNTS:
     dollars.   Cash   will   not  be          SunAmerica Fund Services, Inc.
     accepted.  A $25.00  fee will be          c/o NFDS
     charged for all checks  returned          P.O. Box 219373
     due to insufficient funds.                Kansas City, Missouri 64121-9373

                                               RETIREMENT ACCOUNTS:
                                               SunAmerica Fund Services, Inc.
                                               Mutual Fund Operations, 3rd Floor
                                               The SunAmerica Center
                                               733 Third Avenue
                                               New York, New York 10017-3204

By wire
 ................................................................................

   o Deliver      your      completed         o Instruct  your  bank to wire the
     application  to your  broker  or           amount of your investment to:
     financial  advisor  or fax it to
     SunAmerica  Fund Services,  Inc.             State Street Bank & Trust
     at 212-551-5585.                              Company
   o Obtain  your  account  number by             Boston, MA
     referring  to your  statement or             ABA #0110-00028
     by   calling   your   broker  or             DDA # 99029712
     financial       advisor       or
     Shareholder/Dealer  Services  at     Specify  the Fund  name,  your  share
     1-800-858-8850, extension 5125.      class,  your  Fund  number,   account
   o Instruct  your  bank to wire the     number  and the  name(s) in which the
     amount of your investment to:        account is registered.  Your bank may
       charge a fee to wire funds.

       State Street Bank & Trust Company
       Boston, MA
       ABA #0110-00028
       DDA # 99029712

Specify the Fund name, your choice of
share class, your new Fund number and
account  number  and the  name(s)  in
which the account is registered. Your
bank may charge a fee to wire funds.

TO OPEN OR ADD TO AN ACCOUNT USING DOLLAR COST AVERAGING, SEE "ADDITIONAL INVESTOR SERVICES."

--------------------------------------------------------------------------------

SELLING SHARES (CLASSES A, B AND II)

HOW                                        REQUIREMENTS

THROUGH YOUR BROKER OR FINANCIAL ADVISOR
 ...............................................................................
   o Accounts of any type.                   o Call your  broker  or  financial
   o Sales of any amount.                      advisor  to place  your order to
                                               sell shares.

BY MAIL
 ..............................................................................
   o Accounts of any type.                  o Write a  letter  of  instruction
   o Include all  signatures  and any         indicating  the Fund name,  your
     additional documents that may be         share   class,    your   account
     required (see next page).                number, the name(s) in which the
   o Mail the materials to:                   account  is  registered  and the
                                              dollar value or number of shares
       SunAmerica Fund Services, Inc.         you wish to sell.
       Mutual Fund Operations, 3rd Floor    o Sales   of   $100,000   or  more
       The SunAmerica Center                  require     the     letter    of
       733 Third Avenue                       instruction  to have a signature
       New York, New York 10017-3204          guarantee.
                                            o A check will  normally be mailed
                                              on the next  business day to the
                                              name(s) and address in which the
                                              account   is   registered,    or
                                              otherwise   according   to  your
                                              letter of instruction.
 BY PHONE
 .............................................................................
   o Most accounts.                         o Call Shareholder/Dealer Services
   o Sales of less than $100,000.             at   1-800-858-8850,   extension
                                              5125  between 8:30 a.m. and 7:00
                                              p.m.   (Eastern  time)  on  most
                                              business days. Indicate the Fund
                                              name,  the  name  of the  person
                                              requesting the redemption,  your
                                              share   class,    your   account
                                              number, the name(s) in which the
                                              account  is  registered  and the
                                              dollar value or number of shares
                                              you wish to sell.
                                            o A check  will be  mailed  to the
                                              name(s) and address in which the
                                              account  is  registered  or to a
                                              different address indicated in a
                                              written authorization previously
                                              provided  to  the  Fund  by  the
                                              Shareholder(s) on the account.

BY WIRE
 .............................................................................
   o Request  by  mail  to  sell  any       o Proceeds  will normally be wired
     amount (accounts of any type). A         on the next  business day. A $15
     signature   guarantee   may   be         fee will be  deducted  from your
     required        in       certain         account.
     circumstances.
   o Request  by phone  to sell  less
     than $100,000.


TO SELL SHARES THROUGH A SYSTEMATIC WITHDRAWAL PLAN, SEE "ADDITIONAL INVESTOR SERVICES."

================================================================================

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SELLING SHARES IN WRITING (CLASSES A, B AND II). In certain circumstances, you will need to make your request to sell shares in writing. Corporations, executors, administrators, trustees or guardians may need to include additional items with a request to sell shares. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

     o    your address of record has changed within the past 30 days

     o    you are selling shares worth $100,000 or more

     o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

     o    a broker or securities dealer

     o    a federal savings, cooperative or other type of bank

     o    a savings and loan or other thrift institution

     o    a credit union

     o    a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

OPENING AN ACCOUNT, BUYING AND SELLING SHARES (CLASS I)

Class I shares of the Funds are offered exclusively for sale to certain institutions, bank trust departments, group plans and employee plans that have an agreement with SunAmerica Capital Services, Inc. to sell Class I shares. Inquiries regarding the purchase, redemption or exchange of Class I shares or the making or changing of investment choices should be directed to your financial advisor or plan administrator.

TRANSACTION POLICIES (ALL CLASSES)

VALUATION OF SHARES. The net asset value per share (NAV) for each Fund and each class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Fund also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund. As a result, the value of the Fund's shares may change on days when you will not be able to purchase or redeem your shares. Investments for which market quotations are readily available are valued at market at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Directors.

BUY AND SELL PRICES. When you buy Class A, B and II shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell Class A, B and II shares, you receive the NAV minus any applicable CDSCs. When you buy Class I shares, you pay the NAV. When you sell Class I shares, you receive the NAV.

EXECUTION OF REQUESTS. Each Fund is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Fund receives your request in good order. If the Fund or SunAmerica Capital Services, Inc. receives your order before the Fund's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If the Fund or SunAmerica Capital Services, Inc. receives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Fund before the Fund's close of business. The Fund and SunAmerica Capital Services, Inc. reserve the right to reject any order to buy shares.

During periods of extreme volatility or market crisis, a Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Each Fund may invest in Underlying Funds that invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Underlying Fund's shares, and consequently the value of the Funds' shares, may change on days when you will not be able to purchase or redeem your shares.

If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price by a distribution in kind of securities from the Fund in lieu of cash.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days.

--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Fund is responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

EXCHANGES. You may exchange shares of the Funds for shares of the same class of any other fund distributed by SunAmerica Capital Services, Inc. except SunAmerica Senior Floating Rate Fund. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."

If you exchange shares that were purchased subject to a CDSC, the CDSC schedule will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange. Your CDSC schedule will not change if you exchange Class B shares of a Fund that you purchased prior to January 2, 2002 for another Fund's Class B shares (which currently have a longer CDSC schedule). Also, if you exchange shares acquired in connection with the reorganization of a North American Fund into your Fund for another Fund's shares, the CDSC schedule applicable at the time you originally purchased the shares of the North American Fund will continue to apply.

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of a Fund, are using market timing strategies or making excessive exchanges. A Fund may change or cancel its exchange privilege at any time, upon 60 days' written notice to its shareholders. A Fund may also refuse any exchange order without notice.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please call Shareholder/Dealer Services at 1-800-858-8850 extension 5125, for further information. You may sell or exchange certificated shares only by returning the certificates to the Fund, along with a letter of instruction and a signature guarantee. The Funds do not issue certificates for fractional shares.

MULTI-PARTY CHECKS. A Fund may agree to accept a "multi-party check" in payment for Fund shares. This is a check made payable to the investor by another party and then endorsed over to the Fund by the investor. If you use a multi-party check to purchase shares, you may experience processing delays. In addition, the Fund is not responsible for verifying the authenticity of any endorsement and assumes no liability for any losses resulting from a fraudulent endorsement.

ADDITIONAL INVESTOR SERVICES (CLASSES A, B AND II)

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125.

DOLLAR COST AVERAGING lets you make regular investments from your bank account to any fund of your choice distributed by SunAmerica Capital Services, Inc. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account up to a maximum amount of 12% per year based on the value of the account at the time the Plan is established. To use:

     o   Make sure you have at least $5,000 worth of shares in your account.

     o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges and taxes).

     o Specify the payee(s) and amount(s). The payee may be yourself or any other party (which may require a signature guarantee), and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.

     o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

     o   Make sure your dividends and capital gains are being reinvested.

You  cannot  elect  the  systematic   withdrawal  plan  if  you  have  requested
certificates for your shares.

SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of the Fund periodically for the same class of shares of one or more other fund distributed by SunAmerica Capital Services, Inc. except SunAmerica Senior Floating Rate Fund. To use:

     o Specify the fund(s) from which you would like money withdrawn and into which you would like money invested.

     o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

     o    Specify the amount(s). Each exchange must be worth at least $50.

     o   Accounts  must  be  registered   identically;   otherwise  a  signature
         guarantee will be required.

================================================================================

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

ASSET PROTECTION PLAN (OPTIONAL). Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in each Fund. The benefits of this optional coverage payable at death will be related to the amounts paid to purchase Fund shares and to the value of the Fund shares held for the benefit of the insured persons. However, to the extent the purchased shares are redeemed prior to death, coverage with respect to these shares will terminate.

Purchasers of the Asset Protection Plan are required to authorize periodic redemptions of Fund shares to pay the premiums for this coverage. These redemptions will not be subject to CDSCs, but will have the same tax consequences as any other Fund redemptions.

The Asset Protection Plan will be available to eligible persons who enroll for the coverage within a limited time period after shares in the Fund are initially purchased or transferred. In addition, coverage cannot be made available unless Anchor National knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides Anchor National with information regarding the beneficial owners of the shares. In addition, coverage is available only to shares purchased on behalf of natural persons between 21 and 75 years of age; coverage is not available with respect to shares purchased for a retirement account. Other restrictions on the coverage apply. This coverage may not be available in all states and may be subject to additional restrictions or limitations. Purchasers of shares should also make themselves familiar with the impact on the Asset Protection Plan coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions.

Anchor National is a SunAmerica company.

Please call 1-800-858-8850, extension 5660 for more information, including the cost of the Asset Protection Plan option.

RETIREMENT PLANS. SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Simple IRAs, Roth IRAs, SEPs, SARSEPs, 401(k) plans, 403(b) plans, Individual (k) plan, 529 plan, and other pension, educational and profit-sharing plans. Using these plans, you can invest in any fund distributed by SunAmerica Capital Services, Inc. with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Retirement Plans at 1-800-858-8850, extension 5134.

TAX, DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES

ACCOUNT STATEMENTS. In general, you will receive account statements as follows:

     o   after every  transaction  that affects your account  balance  (except a
         dividend   reinvestment   or  automatic   purchase  from  or  automatic
         redemption to your bank account)

     o    after any changes of name or address of the registered owner(s)

     o in all other circumstances, quarterly or annually, depending upon the Portfolio.

Every year you should also receive, if applicable, an IRS Form 1099 tax information statement, mailed by January 31.

DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Income dividends and capital gains distribution, if any, are paid at least annually by the Funds.

DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any other fund distributed by SunAmerica Capital Services, Inc. except SunAmerica Senior Floating Rate Fund. Or, you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125 to change dividend and distribution payment options. The per share dividends on Class I shares will generally be higher than the per share dividends on Class A, B and II shares of the same Fund as a result of the fact that Class Ishares are not subject to any distribution fee.

TAXABILITY OF DIVIDENDS. As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund intends to do, it pays no federal income tax on the earnings that it distributes to shareholders.

Consequently, dividends you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable. Distributions of the Fund's long-term capital gains are taxable as capital gains regardless of how long you held a Fund's shares; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The IRS Form 1099 that is mailed to you every January details your dividends and their federal income tax category, although you should verify your tax liability with your tax professional. As qualified plans, the employee retirement plans that invest in Class I generally pay no federal income tax. Individual participants in the plans should consult their plan documents and their own tax advisors for information on the tax consequences associated with participating in the plans.

--------------------------------------------------------------------------------

BUYING INTO A DIVIDEND. You should note that if you purchase shares just before a distribution, you will be taxed for that distribution like other shareholders, even though that distribution represents simply a return of part of your investment. You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If you hold Class B shares, you will not have a taxable event when they convert into Class A shares.

OTHER TAX CONSIDERATIONS. If you are neither a resident nor a citizen of the United States or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, the Funds must withhold 30% in the years 2002 and 2003, 29% in the years 2004 and 2005 and 28% in the year 2006 and later years of your distributions and redemption proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current U.S. federal income tax law of an investment in a Fund. It is not a substitution for professional tax advice. Consult your tax advisor about the potential tax consequences of an investment in a Fund under all applicable laws.

SMALL ACCOUNTS (OTHER THAN CLASS I). If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account. Your account will not be closed if its drop in value is due to Fund performance or the effects of sales charges.

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MORE INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------


     =====================================================================
                                      FUND
                                   INVESTMENT
                                   STRATEGIES
     ---------------------------------------------------------------------
     Each Fund has an investment goal and a strategy for pursuing it. The chart summarizes information about each Fund's investment approach. Following this chart is a glossary that further describes the investment and risk terminology that we use. Please review the glossary in conjunction with this chart.
     ---------------------------------------------------------------------


======================================================================================================================

                                   SUNAMERICA                    SUNAMERICA                   SUNAMERICA
                               AGGRESSIVE GROWTH               MODERATE GROWTH            CONSERVATIVE GROWTH
                                 LIFESTAGE FUND                LIFESTAGE FUND               LIFESTAGE FUND
----------------------------------------------------------------------------------------------------------------------
What is the Fund's            Growth of capital             Growth of capital             Current income
investment goal?                                            and current income            and growth of capital with
                                                                                          reduced volatility

----------------------------------------------------------------------------------------------------------------------
What principal                Fund of funds                 Fund of funds                 Fund of funds
investment strategy does
the Fund use to
implement its investment
goal?

----------------------------------------------------------------------------------------------------------------------
What are the Fund's           Allocation of assets          Allocation of assets          Allocation of assets
principal investment          among a combination of        among a combination of        among a combination of
techniques?                   SunAmerica Mutual Funds       SunAmerica Mutual Funds       SunAmerica Mutual Funds
                              investing in equity and       investing in equity           investing in equity
                              fixed income securities,      and fixed income              and fixed income
                              with an emphasis on           securities                    securities
                              funds investing in equity
                              securities

----------------------------------------------------------------------------------------------------------------------
What are the Underlying       o Equity securities           o Equity securities           o Equity securities
Funds' principal              o Foreign securities          o Bonds/fixed income          o Bonds/fixed income
investments?                                                  securities                    securities
                                                            o Foreign securities          o Foreign securities

----------------------------------------------------------------------------------------------------------------------
What other types of           o Bonds/fixed income          o Short-term investments      o Short-term investments
securities may the              securities                  o Defensive investments       o Defensive investments
Underlying Funds              o Short-term investments      o Options and futures         o Options and futures
normally invest in as part    o Defensive investments       o Special situations          o Special situations
of efficient portfolio        o Options and futures
management and which          o Special situations
may produce some income?

----------------------------------------------------------------------------------------------------------------------
What risks may affect         Principal risks:              Principal risks:              Principal risks:
the Fund (directly or by      o Management risk             o Management risk             o Management risk
investing in the Underlying   o Stock market volatility     o Stock market volatility     o Stock market volatility
Funds)?                       o Securities selection        o Bond market volatility      o Bond market volatility
                              o Foreign exposure            o Securities selection        o Securities selection
                              o Non-diversification         o Foreign exposure            o Foreign exposure
                              o Small and mid market        o Non-diversification         o Non-diversification
                                capitalization              o Prepayment                  o Interest rate fluctuations
                              o Technology companies                                      o Credit quality
                                                                                          o Prepayment

                              Non-principal risks:          Non-principal risks:          Non-principal risks:
                              o Bond market volatility      o Interest rate fluctuations  o Small and mid
                              o Interest rate fluctuations  o Credit quality                market capitalization
                              o Credit quality              o Small and mid               o Technology companies
                              o Prepayment                    market capitalization       o Foreign exposure
                              o Emerging markets            o Technology companies        o Illiquidity
                              o Illiquidity                 o Emerging markets            o Hedging
                              o Hedging                     o Illiquidity                 o Derivatives
                              o Derivatives                 o Hedging
                                                            o Derivatives

--------------------------------------------------------------------------------

GLOSSARY

     ---------------------------------------------------------------------
     The two best-known DEBT RATING AGENCIES are Standard & Poor's Ratings Services, a Division of the McGraw-Hill Companies, Inc., and Moody's Investors Service, Inc. "INVESTMENT GRADE" refers to any security rated "BBB" or above, by S tandard & Poor's or "Baa" or above by Moody's, or determined to be of comparable quality by the Adviser to the Underlying Fund.
     ---------------------------------------------------------------------

INVESTMENT TERMINOLOGY

A FUND OF FUNDS strategy is an investment strategy in which the assets of the fund are invested in shares of other mutual funds. A fund of funds investment strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection.

"GROWTH OF CAPITAL" is growth of the value of an investment.

A BALANCED PORTFOLIO is comprised of a balanced mix of debt (bonds and other fixed income securities) and equity securities.

BONDS AND OTHER FIXED INCOME SECURITIES provide consistent interest or dividend payments. They include corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. government securities and mortgage-backed and asset-backed securities. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. An INVESTMENT GRADE fixed income security is rated in one of the top four ratings categories by a debt rating agency (or is considered of comparable quality by the Adviser to the Underlying Fund). A HIGH YIELD bond (commonly known as "junk bond") is a high risk bond that does not meet the credit quality standards of investment grade securities.

EQUITY SECURITIES include common and preferred stocks, convertible securities, warrants and rights.

CONVERTIBLE SECURITIES are bonds or preferred stocks that may be exchanged for common stock of the same or a different company.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include American Depository Receipts ("ADRs") or other similar securities that convert into foreign securities such as European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs").

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide the Funds or the Underlying Funds, as the case may be, with sufficient liquidity to meet redemptions and cover expenses. The Funds may only invest in U.S. government securities and commercial paper as short-term investment.

DEFENSIVE  INVESTMENTS  include high quality fixed income  securities  and money
market   instruments.   The  Underlying  Funds  will  make  temporary  defensive
investments in response to adverse market, economic, political or other conditions. Each Fund may also make temporary defensive investments, but only in securities qualifying for short-term investments. When the Fund or the
Underlying Fund takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, the Fund may not achieve its investment goal.

A DERIVATIVE is a financial instrument, such as an option or a future, whose value is based on the performance of an underlying asset or an external benchmark, such as an index.

OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index.

The SUNAMERICA MUTUAL FUNDS consist of SunAmerica mutual funds included in the following SunAmerica companies: SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Style Select Series, Inc., SunAmerica Strategic Investment Series, Inc. and other SunAmerica mutual fund companies that may be established in the future. In connection with its fund of funds investment strategy, each Fund invests only in SunAmerica Mutual Funds and short-term investments.

A SPECIAL SITUATION arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

================================================================================

MORE INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------


RISK TERMINOLOGY

STOCK MARKET VOLATILITY: The stock market as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in an Underlying Fund's portfolio.

BOND MARKET VOLATILITY: The bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in an Underlying Fund's portfolio.

SECURITIES SELECTION: A strategy used by the Funds, or securities selected by the advisers to the Underlying Funds, may fail to produce the intended return.

NON-DIVERSIFICATION: Each Fund is non-diversified and may take concentrated positions on a small number of investments (e.g., holdings in one or more of the Underlying Funds). As a result, its performance may be affected more by a decline in the market price of one such investment than would be the case if the Fund were more diversified. However, the Underlying Funds are generally diversified mutual funds.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

DERIVATIVES: Derivatives, including options and futures, are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

HEDGING: Hedging is a strategy in which the portfolio manager uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or in exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

MANAGEMENT RISK: Each Fund is subject to the risk that the Adviser's selection of the Underlying Funds, and the allocation and reallocation of Fund assets among the Underlying Funds, may not produce the desired result.

INTEREST RATE FLUCTUATIONS: Volatility of the bond market is due principally to changes in interest rates. As interest rates rise, bond prices typically fall; and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

ILLIQUIDITY: Certain securities may be difficult or impossible to sell at the time or price that the seller would like.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating (especially an issuer of high yield bonds) will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations.

SMALL AND MID MARKET CAPITALIZATION: Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Mid-cap companies will be subject to these risks to a lesser extent.

TECHNOLOGY COMPANIES: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and service, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies.

--------------------------------------------------------------------------------

EMERGING MARKETS: An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other asset-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates an Underlying Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by an Underlying Fund may exhibit price characteristics of longer-term debt securities.

================================================================================

FUND MANAGEMENT
--------------------------------------------------------------------------------


FUND MANAGEMENT

ADVISER. SunAmerica Asset Management Corp., located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017, was organized in 1982 under the laws of Delaware, and manages, advises and/or administers assets in excess of $28.5 billion as of December 31, 2001. SunAmerica manages each Fund, supervises the daily business affairs of each Fund and provides various administrative services to each Fund. In addition, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Brazos Mutual Funds, Seasons Series Trust, The Variable Annuity Life Insurance Company I ("VALIC I"), The Variable Annuity Life Insurance Company II ("VALIC II"), SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust and SunAmerica Style Select Series, Inc.

For each Fund, SunAmerica is responsible for decisions to select Underlying Funds and to allocate and reallocate Fund assets among the Underlying Funds.

For each Fund the annual rate of the investment advisory fee payable to SunAmerica, as a percentage of average daily net assets, is 0.10%. Prior to November 16, 2001, the SunAmerica Aggressive Growth LifeStage Fund, SunAmerica Moderate Growth LifeStage Fund and SunAmerica Conservative Growth LifeStage Fund operated as, respectively, the Aggressive Growth LifeStyle Fund, Moderate Growth LifeStyle Fund and Conservative Growth LifeStyle Fund, each a series of the North American Funds. For the fiscal year ended October 31, 2001, each Fund paid its adviser at the rate of 0.10% of the Fund's average daily net assets.

The  Funds  will  be  managed  by  a  team  of   SunAmerica   asset   allocation
professionals.

DISTRIBUTOR. SunAmerica Capital Services, Inc. distributes each Fund's shares. The Distributor, a SunAmerica company, receives the front-end and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor) in connection with sales of shares of the Funds. This compensation may include (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A, Class B or Class II shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of the Fund. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. In addition, the following types of non-cash compensation may be offered through sales contests: (i) travel mileage on major air carriers;
(ii) tickets for entertainment  events (such as concerts or sporting events); or
(iii) merchandise (such as clothing, trophies, clocks, pens or other electronic equipment). Broker-dealers may not use sales of a Fund's shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

ADMINISTRATOR. SunAmerica Fund Services, Inc. assists the Funds' transfer agent in providing shareholder services. The Administrator, a SunAmerica company, is paid a monthly fee by each Fund for its services at the annual rate of 0.22% of average daily net assets for Class A, B, II and I shares.

SunAmerica, the Distributor and Administrator are all located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

================================================================================

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table for each Fund is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers llp, whose report, along with each Fund's financial statements are incorporated by reference in the Fund's Statement of Additional Information, which is available upon request.

SUNAMERICA AGGRESSIVE GROWTH LIFESTAGE FUND(1)

                                           NET
                                        REALIZED                                     DISTRI-
                                           AND                             DISTRI-   BUTIONS
                    NET        NET     UNREALIZED    TOTAL     DIVIDENDS  BUTIONS   IN EXCESS
                   ASSET     INVEST-   GAIN/(LOSS)    FROM      FROM NET    FROM      OF NET
                  VALUE,      MENT         ON       INVEST-      INVEST-  REALIZED   INVEST-   TOTAL
YEAR             BEGINNING   INCOME/     INVEST-      MENT        MENT     CAPITAL    MENT    DISTRI-
ENDED            OF PERIOD  (LOSS)(5)     MENTS    OPERATIONS    INCOME     GAINS    INCOME   BUTIONS
-----            ---------  ---------  ----------  ----------  ---------  ---------  -------  -------
                                                        CLASS A
                                                        -------
10/31/99 .......   $10.00     $0.07       $1.91       $1.98      $(0.06)    $  --     $  --   $(0.06)
10/31/00 .......    11.92      1.39        0.53        1.92       (0.98)    (0.15)       --    (1.13)
10/31/01 .......    12.71      0.51       (3.28)      (2.77)      (0.30)    (1.62)    (0.20)   (2.12)

                                                        CLASS B
                                                        -------
10/31/99 .......   $10.00     $0.06       $1.89       $1.95      $(0.05)    $  --     $  --   $(0.05)
10/31/00 .......    11.90      1.46        0.48        1.94       (0.96)    (0.15)       --    (1.11)
10/31/01 .......    12.73      0.44       (3.28)      (2.84)      (0.27)    (1.62)    (0.19)   (2.08)

                                                        CLASS II*
                                                        --------
8/10/00
10/31/00(3) ....   $13.03     $0.86      $(1.09)     $(0.23)     $   --     $  --     $  --   $   --
10/31/01 .......    12.80      0.44       (3.29)      (2.85)      (0.27)    (1.62)    (0.19)   (2.08)

                                                        CLASS I
                                                        ------
10/31/99 .......   $10.00     $0.07       $1.90       $1.97      $(0.06)    $  --     $  --   $(0.06)
10/31/00 .......    11.91      1.59        0.34        1.93       (0.96)    (0.15)       --    (1.11)
10/31/01 .......    12.73      0.46       (3.23)      (2.77)      (0.30)    (1.62)    (0.20)   (2.12)
                                                                  RATIO
                                                                  OF NET                  EXPENSE
                                                     RATIO        INVEST-                  RATIO
                                                    OF TOTAL       MENT                   BEFORE
                    NET                   NET       EXPENSES      INCOME                  EXPENSE
                   ASSET                ASSETS         TO           TO                   REIMBURSE-
                   VALUE,               END OF       AVERAGE      AVERAGE     PORTFOLIO    MENT
YEAR               END OF    TOTAL      PERIOD         NET          NET       TURNOVER      BY
ENDED              PERIOD    RETURN     (000'S)      ASSETS        ASSETS       RATE      ADVISOR
-----              ------  -----------  -------  -------------  ------------  ---------  ---------
                                                        CLASS A
                                                        -------
10/31/99 .......   $11.92   19.65%      $ 1,929    0.10%         0.63%             9%      0.10%
10/31/00 .......    12.71   16.27%        4,064    0.12%(6)     10.81%(6)         53%      0.14%
10/31/01 .......     7.82  (24.89%)       3,417    0.20%         5.62%            86%      0.20%

                                                        CLASS B
                                                        -------
10/31/99 .......   $11.90   19.52%      $ 4,915    0.10%         0.66%             9%      0.10%
10/31/00 .......    12.73   16.30%       13,450    0.24%(6)     11.51%(6)         53%      0.41%
10/31/01 .......     7.81  (25.39%)      12,695    0.85%         4.82%            86%      0.85%

                                                        CLASS II*
                                                        --------
8/10/00
10/31/00(3) ....   $12.80   (1.77%)(2)  $   184    0.73%(4)(6)  39.30%(4)(6)      53%(4)   0.89%(4)
10/31/01 .......     7.87  (25.33%)         235    0.85%         4.82%            86%      0.85%

                                                        CLASS I
                                                        ------
10/31/99 .......   $11.91   19.71%      $ 1,547    0.10%         0.62%             9%      0.10%
10/31/00 .......    12.73   16.22%        5,004    0.15%        12.62%            53%      0.15%
10/31/01 .......     7.84  (24.81%)       5,518    0.10%         5.12%            86%      0.10%

------------------
(1) The financial information for the fiscal periods shown reflects the financial information for the Aggressive Growth LifeStyle Fund, a series of North American Funds, which was reorganized into the Fund on November 16, 2001.

(2) Not annualized.

(3) Commencement of operations.

(4) Annualized.

(5) Net investment income per share has been calculated using the average month-end share method.

(6) Net of the following expense reimbursements (based on average net assets):

                                                        10/31/00     10/31/01
                                                        --------     --------
            Class A ..............................        0.02%         --
            Class B ..............................        0.17%         --
            Class II .............................        0.16%         --
            Class I ..............................          --          --

*    Class C shares were re-designated as Class II shares on November 16,
     2001.

================================================================================

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


SUNAMERICA MODERATE GROWTH LIFESTAGE FUND(1)


                                           NET
                                        REALIZED
                                           AND                             DISTRI-
                    NET        NET     UNREALIZED    TOTAL     DIVIDENDS  BUTIONS
                   ASSET     INVEST-   GAIN/(LOSS)    FROM      FROM NET    FROM
                  VALUE,      MENT         ON       INVEST-      INVEST-  REALIZED    TOTAL
YEAR             BEGINNING   INCOME/     INVEST-      MENT        MENT     CAPITAL   DISTRI-
ENDED            OF PERIOD  (LOSS)(5)     MENTS    OPERATIONS    INCOME     GAINS    BUTIONS
-----            ---------  ---------  ----------  ----------  ---------  ---------  -------
                                                    CLASS A
                                                    -------
10/31/99 .......   $10.00     $0.14       $1.39       $1.53      $(0.13)    $  --    $(0.13)
10/31/00 .......    11.40      0.99        0.50        1.49       (0.73)    (0.09)    (0.82)
10/31/01 .......    12.07      0.55       (2.21)      (1.66)      (0.38)    (1.15)    (1.53)

                                                    CLASS B
                                                    -------
10/31/99 .......   $10.00     $0.12       $1.41       $1.53      $(0.11)    $  --    $(0.11)
10/31/00 .......    11.42      1.02        0.47        1.49       (0.74)    (0.09)    (0.83)
10/31/01 .......    12.08      0.47       (2.19)      (1.72)      (0.34)    (1.15)    (1.49)

                                                    CLASS II*
                                                    ---------
7/12/00
10/31/00(3) ....   $12.77     $0.73      $(1.03)     $(0.30)     $(0.36)    $  --    $(0.36)
10/31/01 .......    12.11      0.28       (2.02)      (1.74)      (0.34)    (1.15)    (1.49)

                                                    CLASS I
                                                    -------
10/31/99 .......   $10.00     $0.15       $1.38       $1.53      $(0.14)    $  --    $(0.14)
10/31/00 .......    11.39      1.16        0.32        1.48       (0.72)    (0.09)    (0.81)
10/31/01 .......    12.06      0.47       (2.12)      (1.65)      (0.38)    (1.15)    (1.53)


                                                           RATIO
                                                           OF NET                   EXPENSE
                                                RATIO      INVEST-                   RATIO
                                               OF TOTAL     MENT                    BEFORE
                    NET                 NET    EXPENSES    INCOME                   EXPENSE
                   ASSET              ASSETS      TO         TO                    REIMBURSE-
                   VALUE,             END OF    AVERAGE    AVERAGE     PORTFOLIO     MENT
YEAR               END OF    TOTAL    PERIOD      NET        NET       TURNOVER       BY
ENDED              PERIOD    RETURN   (000'S)   ASSETS      ASSETS       RATE       ADVISOR
-----              ------   --------  -------  --------  -----------  -----------  ---------
                                                   CLASS A
                                                   -------
10/31/99 .......   $11.40    15.20%   $ 1,918    0.10%      1.33%         11%        0.10%
10/31/00 .......    12.07    13.27%     3,396    0.12%      8.27%         47%        0.12%
10/31/01 .......     8.88   (15.06%)    3,876    0.20%      5.68%         79%        0.20%

                                                   CLASS B
                                                   -------
10/31/99 .......   $11.42    15.26%   $ 5,553    0.10%      1.40%         11%        0.10%
10/31/00 .......    12.08    13.22%    11,843    0.23%      8.53%         47%        0.23%
10/31/01 .......     8.87   (15.56%)   13,412    0.85%      4.83%         79%        0.85%

                                                   CLASS II*
                                                   ---------
7/12/00
10/31/00(3) ....   $12.11    (2.30%)  $   183    0.80%(4)  19.82%(4)      47%(2)     0.80%(4)
10/31/01 .......     8.88   (15.69%)      738    0.85%      2.96%         79%        0.85%

                                                   Class I
                                                   -------
10/31/99 .......   $11.39    15.35%   $ 1,537    0.10%      1.42%         11%        0.10%
10/31/00 .......    12.06    13.10%     5,439    0.15%      9.91%         47%        0.15%
10/31/01 .......     8.88   (14.97%)    8,707    0.10%      4.90%         79%        0.10%

------------------
(1) The financial information for the fiscal periods shown reflects the financial information for the Moderate Growth LifeStyle Fund, a series of North American Funds, which was reorganized into the Fund on November 16, 2001.

(2) Not annualized.

(3) Commencement of operations.

(4) Annualized.

(5) Net investment income per share has been calculated using the average month-end share method.

 *  Class C shares were re-designated as Class II shares on November 16, 2001.

--------------------------------------------------------------------------------

SUNAMERICA CONSERVATIVE GROWTH LIFESTAGE FUND(1)


                                           NET
                                        REALIZED
                                           AND                             DISTRI-
                    NET        NET     UNREALIZED    TOTAL     DIVIDENDS  BUTIONS
                   ASSET     INVEST-   GAIN/(LOSS)    FROM      FROM NET    FROM
                  VALUE,      MENT         ON       INVEST-      INVEST-  REALIZED    TOTAL
YEAR             BEGINNING   INCOME/     INVEST-      MENT        MENT     CAPITAL   DISTRI-
ENDED            OF PERIOD  (LOSS)(5)     MENTS    OPERATIONS    INCOME     GAINS    BUTIONS
-----            ---------  ---------  ----------  ----------  ---------  ---------  -------
                                                                            CLASS A
                                                                            -------
10/31/99 .......   $10.00     $0.21       $1.02       $1.23      $(0.20)    $   --   $(0.20)
10/31/00 .......    11.03      0.87        0.39        1.26       (0.60)     (0.10)   (0.70)
10/31/01 .......    11.59      0.55       (1.40)      (0.85)      (0.37)     (0.99)   (1.36)
                                                                            CLASS B
                                                                            ------
10/31/99 .......   $10.00     $0.18       $1.05       $1.23      $(0.17)    $   --   $(0.17)
10/31/00 .......    11.06      0.81        0.45        1.26       (0.59)     (0.10)   (0.69)
10/31/01 .......    11.63      0.50       (1.43)      (0.93)      (0.33)     (0.99)   (1.32)
                                                                            CLASS II*
                                                                            --------
7/20/00
10/31/00(3) ....   $11.95     $0.74      $(0.73)     $(0.01)     $(0.27)    $   --   $(0.27)
10/31/01 .......    11.69      0.34       (1.31)      (0.97)      (0.33)     (0.99)   (1.32)
                                                                            CLASS I
                                                                            ------
10/31/99 .......   $10.00     $0.21       $1.02       $1.23      $(0.20)    $   --   $(0.20)
10/31/00 .......    11.03      0.91        0.33        1.24       (0.58)     (0.10)   (0.68)
10/31/01 .......    11.59      0.54       (1.38)      (0.84)      (0.37)     (0.99)   (1.36)
                                                           RATIO
                                                           OF NET                   EXPENSE
                                                RATIO      INVEST-                   RATIO
                                               OF TOTAL     MENT                    BEFORE
                    NET                 NET    EXPENSES    INCOME                   EXPENSE
                   ASSET              ASSETS      TO         TO                    REIMBURSE-
                   VALUE,             END OF    AVERAGE    AVERAGE     PORTFOLIO     MENT
YEAR               END OF    TOTAL    PERIOD      NET        NET       TURNOVER       BY
ENDED              PERIOD    RETURN   (000'S)   ASSETS      ASSETS       RATE       ADVISOR
-----              ------   --------  -------  --------  -----------  -----------  ---------
                                                                           CLASS A
                                                                           ------
10/31/99 .......   $11.03    12.30%   $ 1,790    0.10%      2.01%          10%       0.10%
10/31/00 .......    11.59    11.61%     3,420    0.12%      7.62%          45%       0.12%
10/31/01 .......     9.38    (7.91%)    3,459    0.20%      5.63%          85%       0.20%
                                                                           CLASS B
                                                                           ------
10/31/99 .......   $11.06    12.21%   $ 5,880    0.10%      2.11%          10%       0.10%
10/31/00 .......    11.63    11.66%    10,354    0.23%      7.15%          45%       0.23%
10/31/01 .......     9.38    (8.60%)    9,908    0.85%      5.08%          85%       0.85%
                                                                           CLASS II*
                                                                           --------
7/20/00
10/31/00(3) ....   $11.69     0.06%   $   150    0.86%(4)  22.43%(4)       45%(2)    0.86%(4)
10/31/01 .......     9.40    (8.93%)      642    0.85%      3.43%          85%       0.85%
                                                                           CLASS I
                                                                           ------
10/31/99 .......   $11.03    12.24%   $ 1,508    0.10%      2.01%          10%       0.10%
10/31/00 .......    11.59    11.54%     4,484    0.15%      8.15%          45%       0.15%
10/31/01 .......     9.39    (7.80%)    5,409    0.10%      5.46%          85%       0.10%

------------------
(1) The financial information for the fiscal periods shown reflects the financial information for the Conservative Growth LifeStyle Fund, a series of North American Funds, which was reorganized into the Fund on November 16, 2001.

(2) Not annualized.

(3) Commencement of operations.

(4) Annualized.

(5) Net investment income per share has been calculated using the average month-end share method.

 *  Class C shares were re-designated as Class II shares on November 16, 2001.

================================================================================

FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Funds and are available free of charge upon request:

     ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual reports also contain a written analysis of market conditions and investment strategies that significantly affected each Fund's performance during the last applicable period.

     STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about each Fund's policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Funds by contacting:

         SunAmerica Fund Services, Inc.
         Mutual Fund Operations
         The SunAmerica Center
         733 Third Avenue, 3rd Floor
         New York, New York 10017-3204
         1-800-858-8850, extension 5125
         www.sunamericafunds.com

or

by calling your broker or financial advisor.

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the Funds is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.


DISTRIBUTOR: SunAmerica Capital Services, Inc.
INVESTMENT COMPANY ACT
File No. 811-9169

DISTRIBUTED BY:

SUNAMERICA CAPITAL SERVICES, INC.
THE SUNAMERICA CENTER
733 THIRD AVENUE
NEW YORK, NY 10017-3204
800-858-8850 EXT. 5125



For more complete information on any of the mutual funds distributed by SunAmerica Capital Services, Inc., including charges and expenses, obtain a prospectus from your financial adviser or from the SunAmerica Sales Desk, 800-858-8850, ext. 5125. Read it carefully before you invest. The funds' daily net asset values are not guaranteed and their shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than your original cost.

www.sunamericafunds.com
                                                        [AIG Logo] SunAmerica
                                                                   Mutual Funds
LSPRO-1/02